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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

Semi-Annual Shareholder Report April 30, 2025

Aggressive Allocation Fund Class A

MAGSX

Fund Overview

This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$34	0.70%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$51,103,337
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$52,860

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Large Cap Fund, Class R6	16.8%
Madison Core Bond Fund, Class R6	14.6%
Invesco S&P 500 Quality ETF	14.2%
Distillate U.S. Fundamental Stability & Value ETF	9.5%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	6.3%
Franklin FTSE Japan ETF	5.8%
iShares MSCI Emerging Markets Asia ETF	5.4%
SPDR S&P Bank ETF	4.7%
iShares Core S&P Small-Cap ETF	4.5%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	66.7%
Investment Companies	31.4%
Short-Term Investments	12.8%
Other Assets and Liabilities, Net	(10.9%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Aggressive Allocation Fund Class A	MAGSX

Semi-Annual Shareholder Report April 30, 2025

Diversified Income Fund Class A

MBLAX

Fund Overview

This semi-annual shareholder report contains important information about Diversified Income Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$33	0.66%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$126,995,205
# of Portfolio Holdings	20
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$132,213

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	22.9%
Madison Dividend Value ETF	18.3%
Madison Aggregate Bond ETF	17.6%
Madison Covered Call ETF	15.6%
SPDR Portfolio High Yield Bond ETF	9.9%
Janus Henderson Mortgage-Backed Securities ETF	5.0%
Global X MLP ETF	4.0%
Schwab U.S. Dividend Equity ETF	3.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.0%
Janus Henderson AAA CLO ETF	0.6%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.5%
Short-Term Investments	0.7%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(0.2%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Diversified Income Fund Class A	MBLAX

Semi-Annual Shareholder Report April 30, 2025

Dividend Income Fund Class A

MADAX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$56	1.16%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class A	MADAX

Semi-Annual Shareholder Report April 30, 2025

Dividend Income Fund Class I

MDMIX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class I for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.81%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class I	MDMIX

Semi-Annual Shareholder Report April 30, 2025

Dividend Income Fund Class R6

MADRX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class R6 for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.72%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class R6	MADRX

Semi-Annual Shareholder Report April 30, 2025

Dividend Income Fund Class Y

BHBFX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$44	0.91%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class Y	BHBFX

Semi-Annual Shareholder Report April 30, 2025

Large Cap Fund Class A

MNVAX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$57	1.16%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class A	MNVAX

Semi-Annual Shareholder Report April 30, 2025

Large Cap Fund Class I

MIVIX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class I for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$40	0.81%

1 Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class I	MIVIX

Semi-Annual Shareholder Report April 30, 2025

Large Cap Fund Class R6

MNVRX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class R6 for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.73%

1   Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class R6	MNVRX

Semi-Annual Shareholder Report April 30, 2025

Large Cap Fund Class Y

MINVX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$45	0.91%

1   Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class Y	MINVX

Semi-Annual Shareholder Report April 30, 2025

Moderate Allocation Fund Class A

MMDAX

Fund Overview

This semi-annual shareholder report contains important information about Moderate Allocation Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$35	0.71%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$86,718,858
# of Portfolio Holdings	18
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$90,251

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	27.1%
Madison Large Cap Fund, Class R6	13.0%
Invesco S&P 500 Quality ETF	11.1%
Distillate U.S. Fundamental Stability & Value ETF	7.0%
Vanguard FTSE Europe ETF	5.2%
Janus Henderson Mortgage-Backed Securities ETF	4.9%
Vanguard Information Technology ETF	4.6%
Franklin FTSE Japan ETF	4.4%
iShares MSCI Emerging Markets Asia ETF	4.0%
Schwab Intermediate-Term U.S. Treasury ETF	3.5%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	58.0%
Investment Companies	40.1%
Short-Term Investments	13.0%
Other Assets and Liabilities, Net	(11.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Moderate Allocation Fund Class A	MMDAX

Semi-Annual Shareholder Report April 30, 2025

Small Cap Fund Class A

MASMX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$64	1.35%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class A	MASMX

Semi-Annual Shareholder Report April 30, 2025

Small Cap Fund Class I

MSCIX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class I for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	1.00%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class I	MSCIX

Semi-Annual Shareholder Report April 30, 2025

Small Cap Fund Class R6

MSCRX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class R6 for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$43	0.91%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class R6	MSCRX

Semi-Annual Shareholder Report April 30, 2025

Small Cap Fund Class Y

BVAOX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$52	1.10%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class Y	BVAOX

Semi-Annual Shareholder Report April 30, 2025

Tax-Free National Fund Class Y

GTFHX

Fund Overview

This semi-annual shareholder report contains important information about Tax-Free National Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$38	0.76%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$19,076,268
# of Portfolio Holdings	64
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$36,456

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.

Top Ten Holdings (% of Net Assets)

Mobile County , 5.000%, due 02/01/39	3.4%
City of Burlington WI , 4.000%, due 04/01/36	3.0%
Cook County School District No. 111 Burbank , 5.000%, due 12/01/35	2.9%
Vanderburgh County Redevelopment District, Tax Allocation , 5.000%, due 02/01/26	2.7%
Medical Center Educational Building Corp. , 5.000%, due 06/01/30	2.6%
Southampton County Industrial Development Authority , 5.000%, due 06/01/35	2.5%
West Virginia Economic Development Authority , 5.000%, due 07/01/37	2.4%
Eastern Kentucky University , 5.000%, due 04/01/33	2.3%
Hialeah Utility System , 5.000%, due 10/01/35	2.2%
El Paso County Facilities Corp. , 5.000%, due 12/01/27	2.2%

Portfolio Allocation (% of Net Assets)

Municipal Bonds	98.5%
Other Assets and Liabilities, Net	1.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Tax-Free National Fund Class Y	GTFHX

Semi-Annual Shareholder Report April 30, 2025

Conservative Allocation Fund Class A

MCNAX

Fund Overview

This semi-annual shareholder report contains important information about Conservative Allocation Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$35	0.71%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$39,733,359
# of Portfolio Holdings	19
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$41,264

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	42.4%
Madison Large Cap Fund, Class R6	8.0%
Schwab Intermediate-Term U.S. Treasury ETF	8.0%
Janus Henderson Mortgage-Backed Securities ETF	8.0%
Invesco S&P 500 Quality ETF	7.0%
Distillate U.S. Fundamental Stability & Value ETF	4.6%
Vanguard FTSE Europe ETF	2.8%
Franklin FTSE Japan ETF	2.4%
iShares MSCI Emerging Markets Asia ETF	2.3%
Vanguard Short-Term Corporate Bond ETF	2.2%

Portfolio Allocation (% of Net Assets)

Investment Companies	50.4%
Exchange Traded Funds	48.1%
Short-Term Investments	5.0%
Other Assets and Liabilities, Net	(3.5%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Conservative Allocation Fund Class A	MCNAX

Semi-Annual Shareholder Report April 30, 2025

Core Bond Fund Class A

MBOAX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$43	0.85%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class A	MBOAX

Semi-Annual Shareholder Report April 30, 2025

Core Bond Fund Class I

MBOIX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$25	0.50%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class I	MBOIX

Semi-Annual Shareholder Report April 30, 2025

Core Bond Fund Class R6

MBORX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class R6 for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$21	0.42%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class R6	MBORX

Semi-Annual Shareholder Report April 30, 2025

Core Bond Fund Class Y

MBOYX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$30	0.60%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class Y	MBOYX

Semi-Annual Shareholder Report April 30, 2025

Covered Call & Equity Income Fund Class A

MENAX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$60	1.26%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class A	MENAX

Semi-Annual Shareholder Report April 30, 2025

Covered Call & Equity Income Fund Class I

MENIX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class I for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$46	0.96%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class I	MENIX

Semi-Annual Shareholder Report April 30, 2025

Covered Call & Equity Income Fund Class R6

MENRX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class R6 for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$42	0.88%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class R6	MENRX

Semi-Annual Shareholder Report April 30, 2025

Covered Call & Equity Income Fund Class Y

MENYX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$48	1.01%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class Y	MENYX

Semi-Annual Shareholder Report April 30, 2025

High Quality Bond Fund Class I

MIIRX

Fund Overview

This semi-annual shareholder report contains important information about High Quality Bond Fund Class I for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$21	0.41%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$57,874,734
# of Portfolio Holdings	51
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$83,932

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.875%, due 10/31/28	4.5%
U.S. Treasury Notes , 3.625%, due 05/31/28	4.3%
U.S. Treasury Notes , 4.000%, due 07/31/30	3.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	3.9%
U.S. Treasury Notes , 3.875%, due 12/31/29	3.9%
U.S. Treasury Notes , 4.500%, due 05/31/29	3.6%
U.S. Treasury Notes , 4.000%, due 06/30/28	3.5%
U.S. Treasury Notes , 4.000%, due 07/31/29	3.5%
U.S. Treasury Notes , 4.000%, due 02/29/28	3.5%
U.S. Treasury Notes , 3.875%, due 09/30/29	3.5%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	60.9%
Corporate Notes and Bonds	36.4%
Short-Term Investments	2.2%
Foreign Corporate Bonds	1.3%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

High Quality Bond Fund Class I	MIIRX

Semi-Annual Shareholder Report April 30, 2025

High Quality Bond Fund Class Y

MIIBX

Fund Overview

This semi-annual shareholder report contains important information about High Quality Bond Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$25	0.50%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$57,874,734
# of Portfolio Holdings	51
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$83,932

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.875%, due 10/31/28	4.5%
U.S. Treasury Notes , 3.625%, due 05/31/28	4.3%
U.S. Treasury Notes , 4.000%, due 07/31/30	3.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	3.9%
U.S. Treasury Notes , 3.875%, due 12/31/29	3.9%
U.S. Treasury Notes , 4.500%, due 05/31/29	3.6%
U.S. Treasury Notes , 4.000%, due 06/30/28	3.5%
U.S. Treasury Notes , 4.000%, due 07/31/29	3.5%
U.S. Treasury Notes , 4.000%, due 02/29/28	3.5%
U.S. Treasury Notes , 3.875%, due 09/30/29	3.5%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	60.9%
Corporate Notes and Bonds	36.4%
Short-Term Investments	2.2%
Foreign Corporate Bonds	1.3%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

High Quality Bond Fund Class Y	MIIBX

Semi-Annual Shareholder Report April 30, 2025

Mid Cap Fund Class A

MERAX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class A for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	1.35%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class A	MERAX

Semi-Annual Shareholder Report April 30, 2025

Mid Cap Fund Class I

MDCIX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.80%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class I	MDCIX

Semi-Annual Shareholder Report April 30, 2025

Mid Cap Fund Class R6

MMCRX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class R6 for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.72%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class R6	MMCRX

Semi-Annual Shareholder Report April 30, 2025

Mid Cap Fund Class Y

GTSGX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class Y for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$44	0.90%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2025)

Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class Y	GTSGX

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable in semi-annual report.

Item 6. Schedule of Investments

(a)	Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

Semi-Annual Financial Statements and Other Information
(unaudited)

April 30, 2025

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation Fund
Madison Diversified Income Fund

Madison Tax-Free National Fund

Madison High Quality Bond Fund
Madison Core Bond Fund

Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Large Cap Fund
Madison Mid Cap Fund
Madison Small Cap Fund

55O SCIENCE DRIVE, MADISON, WI 53711 | 800.877.6089 | MADISONFUNDS.COM

Madison Funds | April 30, 2025

Madison Funds | April 30, 2025

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 48.1%
Bond Funds - 20.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	7,576	$397,664
Janus Henderson Mortgage-Backed Securities ETF	70,522	3,180,542
Schwab Intermediate-Term U.S. Treasury ETF	126,979	3,187,173
SPDR Portfolio Long Term Treasury ETF	25,061	674,141
Vanguard Short-Term Corporate Bond ETF	10,676	845,326
		8,284,846

Foreign Stock Funds - 9.3%
Franklin FTSE Japan ETF	31,703	968,844
iShares MSCI Emerging Markets Asia ETF	12,261	901,429
iShares MSCI Eurozone ETF (A)	12,789	712,603
Vanguard FTSE Europe ETF	15,029	1,095,764
		3,678,640

Stock Funds - 17.9%
Distillate U.S. Fundamental Stability & Value ETF	34,691	1,823,706
Energy Select Sector SPDR Fund ETF	4,575	368,287
Invesco S&P 500 Quality ETF (A)	41,747	2,761,564
iShares Core S&P Small-Cap ETF	5,991	599,879
SPDR S&P Bank ETF (A)	15,004	759,653
Vanguard Information Technology ETF	1,473	809,340
		7,122,429

Total Exchange Traded Funds
(Cost $18,519,257)		19,085,915

INVESTMENT COMPANIES - 50.4%
Bond Funds - 42.4%
Madison Core Bond Fund, Class R6 (B) (C)	1,877,543	16,841,558

Stock Funds - 8.0%
Madison Large Cap Fund, Class R6 (C)	112,734	3,189,257

Total Investment Companies
(Cost $21,482,837)		20,030,815

SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.290%	633,503	633,503
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.360%	1,370,796	1,370,796

Total Short-Term Investments
(Cost $2,004,299)		2,004,299
TOTAL INVESTMENTS - 103.5%
(Cost $42,006,393**)		41,121,029

NET OTHER ASSETS AND LIABILITIES - (3.5%)		(1,387,670)

TOTAL NET ASSETS - 100.0%		$39,733,359

**	Aggregate cost for Federal tax purposes was $42,166,724.
(A)	All or a portion of these securities, with an aggregate fair value of $1,818,434, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.
(C)	Affiliated Company(see Note 14 .)
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 58.0%
Bond Funds - 10.7%
iShares 5-10 Year Investment Grade Corporate Bond ETF	16,504	$866,295
Janus Henderson Mortgage-Backed Securities ETF	94,347	4,255,050
Schwab Intermediate-Term U.S. Treasury ETF (A)	121,026	3,037,752
SPDR Portfolio Long Term Treasury ETF	40,163	1,080,385
		9,239,482

Foreign Stock Funds - 16.8%
Franklin FTSE Japan ETF (A)	124,124	3,793,229
iShares MSCI Emerging Markets Asia ETF	47,433	3,487,274
iShares MSCI Eurozone ETF (A)	49,554	2,761,149
Vanguard FTSE Europe ETF (A)	62,436	4,552,209
		14,593,861

Stock Funds - 30.5%
Distillate U.S. Fundamental Stability & Value ETF	116,208	6,109,055
Energy Select Sector SPDR Fund ETF	15,280	1,230,040
Invesco S&P 500 Quality ETF	145,115	9,599,357
iShares Core S&P Small-Cap ETF	26,074	2,610,790
SPDR S&P Bank ETF (A)	57,827	2,927,781
Vanguard Information Technology ETF	7,294	4,007,688
		26,484,711

Total Exchange Traded Funds
(Cost $47,133,784)		50,318,054

INVESTMENT COMPANIES - 40.1%
Bond Funds - 27.1%
Madison Core Bond Fund, Class R6 (B) (C)	2,618,062	23,484,015

Stock Funds - 13.0%
Madison Large Cap Fund, Class R6 (C)	399,832	11,311,259

Total Investment Companies
(Cost $34,168,329)		34,795,274

SHORT-TERM INVESTMENTS - 13.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.290%	1,704,206	1,704,206
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.360%	9,515,218	9,515,218

Total Short-Term Investments
(Cost $11,219,424)		11,219,424
TOTAL INVESTMENTS - 111.1%
(Cost $92,521,537**)		96,332,752

NET OTHER ASSETS AND LIABILITIES - (11.1%)		(9,613,894)

TOTAL NET ASSETS - 100.0%		$86,718,858

**	Aggregate cost for Federal tax purposes was $92,942,367.
(A)	All or a portion of these securities, with an aggregate fair value of $9,268,719, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.
(C)	Affiliated Company(see Note 14 .)
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 66.7%
Bond Funds - 2.8%
Janus Henderson Mortgage-Backed Securities ETF	18,274	$824,158
SPDR Portfolio Long Term Treasury ETF	22,548	606,541
		1,430,699

Foreign Stock Funds - 22.8%
Franklin FTSE Japan ETF (A)	96,500	2,949,040
iShares MSCI Emerging Markets Asia ETF	37,691	2,771,042
iShares MSCI Eurozone ETF (A)	31,057	1,730,496
Vanguard FTSE Europe ETF (A)	57,750	4,210,553
		11,661,131

Stock Funds - 41.1%
Distillate U.S. Fundamental Stability & Value ETF	92,013	4,837,123
Energy Select Sector SPDR Fund ETF	12,061	970,910
Invesco S&P 500 Quality ETF	109,651	7,253,414
iShares Core S&P Small-Cap ETF	23,021	2,305,093
SPDR S&P Bank ETF (A)	47,574	2,408,671
Vanguard Information Technology ETF	5,817	3,196,151
		20,971,362
Total Exchange Traded Funds
(Cost $31,471,205)		34,063,192

INVESTMENT COMPANIES - 31.4%
Bond Funds - 14.6%
Madison Core Bond Fund, Class R6 (B)	833,988	7,480,878

Stock Funds - 16.8%
Madison Large Cap Fund, Class R6 (B)	303,509	8,586,275

Total Investment Companies
(Cost $14,326,596)		16,067,153

SHORT-TERM INVESTMENTS - 12.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.290%	1,031,202	1,031,202
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.360%	5,521,766	5,521,766

Total Short-Term Investments
(Cost $6,552,968)		6,552,968
TOTAL INVESTMENTS - 110.9%
(Cost $52,350,769**)		56,683,313

NET OTHER ASSETS AND LIABILITIES - (10.9%)		(5,579,976)

TOTAL NET ASSETS - 100.0%		$51,103,337

**	Aggregate cost for Federal tax purposes was $52,542,297.
(A)	All or a portion of these securities, with an aggregate fair value of $5,394,508, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Affiliated Company(see Note 14 .)
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.500%, 10/25/49	$170	$169

Total Collateralized Mortgage Obligations
(Cost $173)		169

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B) (D), 7.488%, 9/25/36	534,000	–

Total Commercial Mortgage- Backed Securities
(Cost $–)		–

MORTGAGE BACKED
SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	1,936	2,019
7.000%, 5/1/32 Pool # 644591	196	205
		2,224

Freddie Mac - 0.0%
4.500%, 5/1/25 Pool # J12247	31	31
8.000%, 6/1/30 Pool # C01005	360	377
		408

Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	2,075	2,128
6.500%, 4/20/31 Pool # 3068	1,778	1,858
		3,986
Total Mortgage Backed Securities
(Cost $6,389)		6,618

EXCHANGE TRADED FUNDS - 99.5%
Bond Funds - 58.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	48,457	2,543,508
Janus Henderson AAA CLO ETF	14,937	754,916
Janus Henderson Mortgage-Backed Securities ETF	141,625	6,387,287
Madison Aggregate Bond ETF (E) (F)	1,100,000	22,358,930
Madison Short-Term Strategic Income ETF (E)	1,412,500	29,018,965
SPDR Portfolio High Yield Bond ETF	542,954	12,623,681
		73,687,287

Stock Funds - 41.4%
Global X MLP ETF	102,449	5,044,589
Madison Covered Call ETF (E)	1,155,000	19,871,313
Madison Dividend Value ETF (E)	1,100,000	23,212,860
Schwab U.S. Dividend Equity ETF	172,293	4,448,605
		52,577,367

Total Exchange Traded Funds
(Cost $126,855,373)		126,264,654

SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.290%	941,451	941,451
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.360%	2,075	2,075

Total Short-Term Investments
(Cost $943,526)		943,526

TOTAL INVESTMENTS - 100.2%
(Cost $127,805,461**)		127,214,967

NET OTHER ASSETS AND LIABILITIES - (0.2%)		(219,762)
TOTAL NET ASSETS - 100.0%		$126,995,205

**	Aggregate cost for Federal tax purposes was $127,805,461.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2025.
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2025.
(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(E)	Affiliated Company(see Note 14 .)
(F)	All or a portion of these securities, with an aggregate fair value of $2,033, are on loan as part of a securities lending program.

See footnote (D) and Note 11 for details on the securities lending program.

(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.

CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
MUNICIPAL BONDS - 98.5%
Alabama - 6.8%
Mobile County, General Obligation, 5.000%, 2/1/39	$610,000	$647,061
Montgomery Water Works & Sanitary Sewer Board, 5.000%, 9/1/42	315,000	333,873
Pike Road, Authority Revenue, 4.000%, 9/1/31	170,000	170,011
UAB Medicine Finance Authority Revenue, Series B, 5.000%, 9/1/27	150,000	155,909
		1,306,854

Arkansas - 0.9%
Arkansas Development Finance Authority, 5.000%, 2/1/26	175,000	175,609

California - 0.6%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5.000%, 7/1/40	120,000	122,581

Colorado - 3.5%
Colorado Springs Utilities System Revenue, Series A, 4.000%, 11/15/40	250,000	243,053
El Paso County Facilities Corp., Series A, 5.000%, 12/1/27	400,000	418,156
		661,209

Florida - 5.2%
County of Polk Utility System Revenue, 5.000%, 10/1/54	350,000	361,437
Hialeah Utility System, 5.000%, 10/1/35	400,000	423,504
Tampa Bay Water, Series A, 5.250%, 10/1/54	200,000	209,703
		994,644

Georgia - 0.8%
Americus-Sumter Payroll Development Authority, Series A, 3.250%, 6/1/33	150,000	144,027

Illinois - 12.1%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5.000%, 12/1/35	545,000	560,938
Cook County School District No. 111 Burbank, (BAM-TCRS), 4.000%, 12/1/37	200,000	199,587
Du Page County School District No. 45, 4.000%, 1/1/26	400,000	401,811
Palatine Village, General Obligation, 2.000%, 12/1/28	175,000	160,874
Village of Bourbonnais, (BAM), 5.250%, 12/1/46	325,000	334,902
Village of Buffalo Grove, 5.000%, 12/30/38	300,000	322,179
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, (BAM), 5.000%, 11/1/42	325,000	336,578
		2,316,869

Indiana - 7.6%
Indiana Finance Authority, Series A, 5.000%, 10/1/46	140,000	144,664
Indiana Finance Authority, 5.250%, 3/1/54	240,000	241,198

Lincoln Center Building Corp., 4.000%, 8/1/28	285,000	290,264
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5.000%, 2/1/26	500,000	505,874

Indiana - 7.6%
Whitestown Redevelopment Authority, 5.000%, 7/15/38	260,000	268,105
		1,450,105

Kansas - 1.3%
Sedgwick County, Series A, 4.000%, 8/1/40	250,000	247,948

Kentucky - 2.3%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5.000%, 4/1/33	445,000	445,431

Louisiana - 1.3%
Juban Crossing Economic Development District, Series A, 5.000%, 9/15/26	85,000	86,354
Lafourche Parish School Board, 4.000%, 3/1/33	150,000	153,681
		240,035

Michigan - 3.8%
City of Wayland MI, (AGC), 4.000%, 10/1/40	185,000	176,327
Kalamazoo Public Schools, 5.000%, 5/1/26	250,000	250,331
Warren Woods Public Schools, (BAM), 4.000%, 5/1/35	300,000	304,237
		730,895

Mississippi - 2.6%
Medical Center Educational Building Corp., Series A, 5.000%, 6/1/30	475,000	490,036

Nebraska - 1.6%
Elkhorn School District, 4.000%, 12/15/36	315,000	314,790

New Jersey - 2.8%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.250%, 1/1/28	250,000	264,700
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.250%, 1/1/29	250,000	269,484
		534,184

New Mexico - 1.0%
Otero County, (BAM), 4.000%, 12/1/28	195,000	197,704

New York - 2.7%
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.500%, 7/1/31	250,000	270,500
Port Authority of New York & New Jersey, Series 85TH, (GO of AUTH), 5.375%, 3/1/28	230,000	238,582
		509,082

Ohio - 1.4%
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D, 5.000%, 12/1/44	250,000	264,795

Oklahoma - 3.8%
Elk City Industrial Authority, 4.000%, 5/1/30	335,000	339,965
Tulsa County Industrial Authority, 3.000%, 2/1/31	400,000	385,944
		725,909

Oregon - 1.9%
City of Portland Sewer System Revenue, Series A, 5.000%, 10/1/49	350,000	363,641

Pennsylvania - 6.0%
City of Pittsburgh, 4.000%, 9/1/35	350,000	350,853
Commonwealth Financing Authority, Series A, 5.000%, 6/1/35	370,000	370,108
Philadelphia Gas Works Co., Series A, 5.000%, 8/1/40	170,000	178,203
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4.000%, 2/15/26	250,000	251,487
		1,150,651

Texas - 4.8%
Center, General Obligation, 3.000%, 8/15/34	410,000	354,102
City of San Antonio Electric & Gas Systems Revenue, Series E, 5.250%, 2/1/49	250,000	264,676
Harris County Toll Road Authority, 4.000%, 8/15/38	300,000	294,157
		912,935

Utah - 3.0%
Ogden City Sewer & Water Revenue, Series A, 4.000%, 6/15/31	250,000	256,337
Utah Transit Authority, Series A, (BHAC- CR), 5.000%, 6/15/35	280,000	309,306
		565,643

Virginia - 6.8%
Alexandria Sanitation Authority, 5.000%, 7/15/54	200,000	208,382
Fairfax County Economic Development Authority, Series A, 5.000%, 9/1/38	90,000	92,734
Roanoke Economic Development Authority, Series A, 5.000%, 7/1/47	250,000	264,693
Southampton County Industrial Development Authority, 5.000%, 6/1/35	440,000	471,868
Western Regional Jail Authority, 5.000%, 12/1/34	250,000	256,127
		1,293,804

Washington - 0.5%
State of Washington, Series R-2023A, 5.000%, 8/1/36	80,000	88,103

West Virginia - 3.8%
West Virginia Economic Development Authority, Series A, 5.000%, 7/1/37	450,000	459,784
West Virginia University, Series A,
4.000%, 10/1/39	265,000	257,677
		717,461

Wisconsin - 9.6%
City of Burlington WI, Series A, (BAM), 4.000%, 4/1/36	580,000	573,806

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Tax-Free National Fund Portfolio of Investments (unaudited) – concluded

	Par Value	Value (Note 2, 3)
City of Green Bay WI, Series A, 4.000%, 4/1/38	$355,000	$349,712
City of Whitewater, Series A, (BAM), 5.000%, 6/1/38	290,000	304,491
Public Finance Authority, Series A, 5.000%, 10/1/32	200,000	210,038

Wisconsin - 9.6%
Wisconsin Health & Educational Facilities Authority, Series A, 4.000%, 11/15/35	400,000	387,717
		1,825,764

TOTAL INVESTMENTS - 98.5%
(Cost $19,419,307**)		18,790,709

NET OTHER ASSETS AND LIABILITIES - 1.5%		285,559

TOTAL NET ASSETS - 100.0%		$19,076,268

**	Aggregate cost for Federal tax purposes was $19,419,307.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
STAID	State Aid Withholding.
ST	State Intercept.
TCRS	Transferable Custodial Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
CORPORATE NOTES AND BONDS - 36.4%
Communication Services - 3.9%
Cisco Systems, Inc., 4.950%, 2/26/31	$750,000	$770,101
Comcast Corp., 3.150%, 3/1/26	750,000	741,741
Walt Disney Co., 3.800%, 3/22/30	750,000	733,102
		2,244,944

Consumer Discretionary - 2.1%
Home Depot, Inc., 4.500%, 9/15/32	750,000	745,574
NIKE, Inc., 2.750%, 3/27/27	500,000	487,642
		1,233,216

Consumer Staples - 6.5%
AbbVie, Inc., 4.800%, 3/15/29	750,000	763,969
Hershey Co., 4.750%, 2/24/30	800,000	817,219
Mars, Inc., 5.200%, 3/1/35	750,000	751,791
PepsiCo, Inc., 4.450%, 5/15/28	750,000	760,825
PepsiCo, Inc., 2.750%, 3/19/30	750,000	700,315
		3,794,119

Financials - 18.2%
American Express Co., (Secured Overnight Financing Index + 1.090%) (A) (B), 5.532%, 4/25/30	800,000	826,497
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (A) (B), 3.194%, 7/23/30	800,000	754,113
Bank of New York Mellon Corp., (Secured Overnight Financing Index + 1.802%) (A) (B), 5.802%, 10/25/28	850,000	880,458
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	686,059
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.310%) (A) (B), 5.012%, 1/23/30	850,000	862,784
Marsh & McLennan Cos., Inc., 4.650%, 3/15/30	800,000	805,614
Mastercard, Inc., 3.300%, 3/26/27	750,000	741,460
Morgan Stanley, (Secured Overnight Financing Rate + 2.240%) (A) (B), 6.296%, 10/18/28	750,000	781,000
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 1.841%) (A) (B), 5.582%, 6/12/29	850,000	875,620
Simon Property Group LP, 2.450%, 9/13/29	750,000	689,690
State Street Corp., 4.330%, 10/22/27	750,000	753,795
Truist Financial Corp., (Secured Overnight Financing Rate + 1.435%) (A) (B), 4.873%, 1/26/29	500,000	503,478

Truist Financial Corp., 1.950%, 6/5/30	750,000	652,296
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (A) (B), 4.548%, 7/22/28	750,000	751,698
		10,564,562

Health Care - 1.8%
UnitedHealth Group, Inc., 5.250%, 2/15/28	1,000,000	1,028,869

Industrials - 3.9%
Caterpillar Financial Services Corp., 4.800%, 1/6/26	750,000	752,137
Emerson Electric Co., 2.000%, 12/21/28	500,000	463,156
John Deere Capital Corp., 4.750%, 1/20/28	1,000,000	1,019,010
		2,234,303

Total Corporate Notes and Bonds
(Cost $21,239,470)		21,100,013

FOREIGN CORPORATE BONDS - 1.3%
Health Care - 1.3%
Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/33	750,000	739,658

Total Foreign Corporate Bonds
(Cost $743,900)		739,658

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.9%
Fannie Mae - 5.4%
0.500%, 11/7/25	1,250,000	1,226,540
2.125%, 4/24/26	1,000,000	982,686
0.750%, 10/8/27 (C)	1,000,000	932,863
		3,142,089

U.S. Treasury Notes - 55.5%
4.500%, 11/15/25	1,500,000	1,502,520
3.875%, 1/15/26	1,250,000	1,248,740
3.750%, 4/15/26	1,125,000	1,123,022
4.125%, 1/31/27	1,000,000	1,007,383
3.250%, 6/30/27	1,500,000	1,488,750
4.000%, 2/29/28	2,000,000	2,019,922
3.625%, 5/31/28	2,500,000	2,499,512
4.000%, 6/30/28	2,000,000	2,022,656
4.875%, 10/31/28	2,500,000	2,598,242
4.500%, 5/31/29	2,000,000	2,059,922
4.000%, 7/31/29	2,000,000	2,022,578

3.875%, 9/30/29	2,000,000	2,012,188
3.875%, 11/30/29	2,250,000	2,263,096
3.875%, 12/31/29	2,250,000	2,262,744
4.000%, 7/31/30	2,250,000	2,271,885
3.375%, 5/15/33	2,000,000	1,906,484
4.000%, 2/15/34	1,800,000	1,783,406
		32,093,050

Total U.S. Government and Agency Obligations
(Cost $34,932,342)		35,235,139

	Shares
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.290%	336,366	336,366
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.360%	932,225	932,225

Total Short-Term Investments
(Cost $1,268,591)		1,268,591

TOTAL INVESTMENTS - 100.8%
(Cost $58,184,303**)		58,343,401

NET OTHER ASSETS AND LIABILITIES - (0.8%)		(468,667)

TOTAL NET ASSETS - 100.0%		$57,874,734

**	Aggregate cost for Federal tax purposes was $58,201,255.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2025.
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2025.
(C)	All or a portion of these securities, with an aggregate fair value of $915,270, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

LP	Limited Partnership.

SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
ASSET BACKED SECURITIES - 2.6%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/28	$500,000	$503,578
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.650%, 5/15/35	455,528	458,139
Chesapeake Funding II LLC, Series 2023- 2A, Class A1 (A), 6.160%, 10/15/35	323,759	328,302
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.030%, 1/20/28	16,796	16,780
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.510%, 1/22/29	187,645	188,202
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	385,500	387,219
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	728,854	733,437
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.860%, 2/26/29	3,955	3,943
LAD Auto Receivables Trust, Series 2022- 1A, Class A (A), 5.210%, 6/15/27	109,943	110,038
LAD Auto Receivables Trust, Series 2023- 2A, Class A2 (A), 5.930%, 6/15/27	21,252	21,269
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.450%, 11/15/29	200,000	200,508
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/27	58,438	58,322
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (B) (C), 5.848%, 1/25/64	918,724	922,130
Verizon Master Trust, Series 2024-3, Class B, 5.540%, 4/22/30	1,250,000	1,271,799

Total Asset Backed Securities
(Cost $5,182,391)		5,203,666

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	66,875	65,193
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (B) (C), 1.724%, 2/25/55	30,847	30,329
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.500%, 4/25/51	446,107	399,342
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	153,036	2,917
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	337,107	336,789
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1 (A) (B) (C), 5.354%, 12/25/41	116,149	115,932
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	298,886	14,878
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	180,799	177,636
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	242,649	242,714
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6.000%, 12/25/31	49,034	50,731

Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	52,747	55,042
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	1,353,872	196,839
Federal National Mortgage Association REMICS, Series 2025-26, Class BA, 5.500%, 5/25/48	494,426	498,466
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	698,146	707,432
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	959,182	971,873
Flagstar Mortgage Trust, Series 2021- 9INV, Class A1 (A) (B) (C), 2.500%, 9/25/41	450,946	404,842
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	491,147	427,185
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	25,276	233
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.500%, 5/25/51	445,548	364,228
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4.000%, 11/25/49	18,282	17,213
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.459%, 2/25/50	72,278	65,266
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.500%, 6/25/51	594,989	483,312
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.500%, 7/25/51	788,675	641,067
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.500%, 10/25/51	635,211	566,698
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B) (C), 2.500%, 5/25/52	684,858	609,219
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (B) (C), 6.000%, 11/25/54	717,086	722,506
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3.000%, 2/25/50	124,182	108,055
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.500%, 10/25/49	850	845
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3.000%, 5/25/50	89,015	79,258
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.500%, 3/25/51	746,106	662,863
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.500%, 12/25/51	559,606	494,400
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.500%, 1/25/52	377,063	334,608
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3.000%, 6/25/43	234,462	209,592
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B) (C), 4.447%, 10/27/64	1,615,407	1,600,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4.000%, 4/25/49	9,334	8,864
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B) (C), 2.500%, 9/25/51	550,893	447,816

Total Collateralized Mortgage Obligations
(Cost $13,439,454)		12,114,818

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	3,476	3,455
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B) (C), 0.410%, 9/25/26	13,896,834	37,078
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	438,873
Federal National Mortgage Association-ACES, Series 2022-M1, Class A2 (B) (C), 1.724%, 10/25/31	1,250,000	1,059,964
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B) (C), 3.865%, 9/25/49	320,000	315,617
FREMF Mortgage Trust, Series 2020- K106, Class B (A) (B) (C), 3.685%, 3/25/53	750,000	701,714
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	746,441	738,504
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (E), 7.488%, 9/25/36	772,000	-

Total Commercial Mortgage-Backed Securities
(Cost $3,296,386)		3,295,205

CORPORATE NOTES AND BONDS - 25.7%
Basic Materials - 0.2%
Rio Tinto Finance USA PLC, 5.000%, 3/14/32	500,000	502,716

Communication Services - 0.9%
AT&T, Inc., 4.750%, 5/15/46	500,000	425,725
Expedia Group, Inc., 3.250%, 2/15/30	250,000	233,319
SBA Communications Corp., 3.875%, 2/15/27	350,000	341,826
VeriSign, Inc., 2.700%, 6/15/31	500,000	441,048
Verizon Communications, Inc., 3.400%, 3/22/41	500,000	381,430
		1,823,348

Consumer Discretionary - 1.4%
Advance Auto Parts, Inc., 1.750%, 10/1/27	250,000	225,220
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	116,667	115,962
BorgWarner, Inc. (F), 5.400%, 8/15/34	250,000	247,373
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	350,000
Home Depot, Inc., 3.350%, 4/15/50	250,000	173,122
Lowe's Cos., Inc., 3.000%, 10/15/50	500,000	305,666
Lowe's Cos., Inc., 4.250%, 4/1/52	750,000	572,901
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	250,000	262,131
Tractor Supply Co., 5.250%, 5/15/33	150,000	150,494

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) – continued

	Par Value	Value (Note 2, 3)
Walmart, Inc., 4.900%, 4/28/35	$500,000	$505,845
		2,908,714

Consumer Staples - 1.4%
Diageo Investment Corp., 5.125%, 8/15/30	400,000	409,521
GE HealthCare Technologies, Inc., 4.800%, 8/14/29	500,000	503,020
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	300,000	218,802
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	246,340
Mars, Inc., 5.200%, 3/1/35	225,000	225,537
Mars, Inc., 5.700%, 5/1/55	600,000	592,143
PayPal Holdings, Inc., 5.100%, 4/1/35	250,000	248,510
Performance Food Group, Inc. (A), 5.500%, 10/15/27	325,000	322,291
		2,766,164

Energy - 3.3%
Boardwalk Pipelines LP, 4.450%, 7/15/27	400,000	399,594
Devon Energy Corp., 5.200%, 9/15/34	800,000	747,562
Diamondback Energy, Inc., 5.400%, 4/18/34	550,000	537,510
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	350,000	329,357
Energy Transfer LP, 5.250%, 4/15/29	275,000	278,215
Energy Transfer LP, 6.550%, 12/1/33	300,000	316,577
Kinder Morgan, Inc., 5.850%, 6/1/35	250,000	252,687
Kinder Morgan, Inc., 5.550%, 6/1/45	400,000	366,205
Marathon Petroleum Corp., 4.700%, 5/1/25	275,000	275,000
Marathon Petroleum Corp., 3.800%, 4/1/28	350,000	343,465
Marathon Petroleum Corp., 5.150%, 3/1/30	250,000	251,455
MPLX LP, 2.650%, 8/15/30	350,000	312,421
ONEOK, Inc., 5.850%, 1/15/26	150,000	150,782
ONEOK, Inc., 5.450%, 6/1/47	400,000	343,134
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	400,000	398,643
Valero Energy Corp., 5.150%, 2/15/30	650,000	656,167
Valero Energy Corp., 6.625%, 6/15/37	500,000	517,927
Valero Energy Corp., 4.000%, 6/1/52	175,000	120,944
		6,597,645

Financials - 10.9%
Air Lease Corp., 2.875%, 1/15/26	500,000	492,887
Air Lease Corp., 1.875%, 8/15/26	250,000	241,155
American Express Co., (Secured Overnight Financing Rate + 1.940%) (B) (C), 6.489%, 10/30/31	500,000	541,569
American International Group, Inc., 4.750%, 4/1/48	150,000	129,867
Athene Holding Ltd., 6.250%, 4/1/54	250,000	242,678
Bank of America Corp., (Secured Overnight Financing Rate + 1.910%) (B) (C), 5.288%, 4/25/34	350,000	350,687
Bank of America Corp., (Secured Overnight Financing Rate + 1.650%) (B) (C), 5.468%, 1/23/35	250,000	253,066
Bank of America Corp., Series N, (Secured Overnight Financing Rate + 0.910%) (B) (C), 1.658%, 3/11/27	400,000	390,147
Bank of New York Mellon Corp., (Secured Overnight Financing Index + 2.074%) (B) (C), 5.834%, 10/25/33	500,000	526,845
Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	350,000	268,116
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (B) (C), 4.927%, 5/10/28	350,000	351,228
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (B) (C), 6.312%, 6/8/29	400,000	416,425
Capital One Financial Corp., (Secured Overnight Financing Rate + 1.790%) (B) (C), 3.273%, 3/1/30	350,000	329,368
CBRE Services, Inc., 4.800%, 6/15/30	250,000	248,272
Citibank NA, 5.803%, 9/29/28	250,000	261,538
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (B) (C), 4.910%, 5/24/33	350,000	343,724
Citigroup, Inc., (5 year CMT + 1.730%) (B) (C), 5.411%, 9/19/39	400,000	381,229
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	219,634
Fifth Third Bancorp, 2.550%, 5/5/27	350,000	336,815
Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.340%) (B) (C), 6.339%, 7/27/29	400,000	419,092
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.337%, 4/25/33	350,000	327,683
Five Corners Funding Trust II (A), 2.850%, 5/15/30	250,000	229,138
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	400,000	344,634
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	400,000	394,286
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 0.913%) (B) (C), 1.948%, 10/21/27	500,000	481,453
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.020%) (B) (C), 6.208%, 8/21/29	350,000	363,637
Intercontinental Exchange, Inc., 4.600%, 3/15/33	350,000	344,596
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	378,598
Jefferies Financial Group, Inc., 6.200%, 4/14/34	200,000	202,334
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (B) (C), 5.336%, 1/23/35	500,000	503,477
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.680%) (B) (C), 5.572%, 4/22/36	500,000	510,366
KeyBank NA, 5.000%, 1/26/33	250,000	240,396
KeyCorp, 4.100%, 4/30/28	400,000	394,075
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	165,982
Liberty Mutual Group, Inc. (A), 3.950%, 5/15/60	150,000	99,097
LPL Holdings, Inc. (A), 4.000%, 3/15/29	350,000	336,744
Morgan Stanley, (Secured Overnight Financing Rate + 1.830%) (B) (C), 6.407%, 11/1/29	450,000	475,850
Morgan Stanley, (Secured Overnight Financing Rate + 1.108%) (B) (C), 5.230%, 1/15/31	350,000	356,221
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (B) (C), 1.928%, 4/28/32	500,000	420,548
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (B) (C), 5.466%, 1/18/35	500,000	504,149
Nasdaq, Inc., 1.650%, 1/15/31	450,000	383,998
Old Republic International Corp., 3.850%, 6/11/51	300,000	206,930
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	226,095
PNC Bank NA, 2.700%, 10/22/29	250,000	229,873
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (B) (C), 6.875%, 10/20/34	300,000	329,335
Realty Income Corp., 4.850%, 3/15/30	400,000	404,082
Realty Income Corp., 5.125%, 4/15/35	250,000	247,105
Regions Financial Corp., 1.800%, 8/12/28	500,000	455,823
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (B) (C), 3.031%, 11/1/34	250,000	228,283
Teachers Insurance & Annuity Association of America (A), 3.300%, 5/15/50	300,000	200,135
Truist Bank, 2.250%, 3/11/30	325,000	285,829
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (B) (C), 5.122%, 1/26/34	400,000	391,175
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (B) (C), 5.867%, 6/8/34	600,000	614,039
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.548%, 7/22/28	500,000	501,132
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (B) (C), 5.384%, 1/23/30	250,000	255,705
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (B) (C), 4.839%, 2/1/34	525,000	508,735
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.740%) (B) (C), 5.574%, 7/25/29	500,000	513,893
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (B) (C), 5.198%, 1/23/30	600,000	611,466
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.110%) (B) (C), 5.244%, 1/24/31	500,000	509,638
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.020%) (B) (C), 5.389%, 4/24/34	350,000	351,110
Welltower OP LLC, 2.050%, 1/15/29	500,000	458,157
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	264,506
		21,994,650

Health Care - 1.6%
AbbVie, Inc., 5.400%, 3/15/54	675,000	648,092
Amgen, Inc., 5.650%, 3/2/53	150,000	144,106
Block, Inc., 2.750%, 6/1/26	450,000	439,226
Centene Corp., 2.450%, 7/15/28	500,000	459,392

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) – continued

	Par Value	Value (Note 2, 3)
GE HealthCare Technologies, Inc., 5.600%, 11/15/25	$750,000	$753,423
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	263,092
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	221,931
Humana, Inc., 5.375%, 4/15/31	250,000	252,785
		3,182,047

Industrials - 2.2%
Ashtead Capital, Inc. (A), 2.450%, 8/12/31	600,000	509,052
Ball Corp., 4.875%, 3/15/26	475,000	471,304
Boeing Co., 6.858%, 5/1/54	500,000	534,467
Carrier Global Corp., 3.577%, 4/5/50	68,000	48,779
Carrier Global Corp., 6.200%, 3/15/54	174,000	182,755
Nordson Corp., 5.800%, 9/15/33	100,000	102,385
Norfolk Southern Corp., 5.950%, 3/15/64	250,000	253,504
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	319,267
Quanta Services, Inc., 2.900%, 10/1/30	500,000	451,844
TD SYNNEX Corp., 1.750%, 8/9/26	500,000	478,253
Textron, Inc., 2.450%, 3/15/31	250,000	217,608
United Rentals North America, Inc., 5.500%, 5/15/27	500,000	498,920
Vontier Corp., 1.800%, 4/1/26	300,000	291,474
		4,359,612

Information Technology - 1.4%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,781
Dell International LLC/EMC Corp., 8.350%, 7/15/46	87,000	105,673
Dell International LLC/EMC Corp., 3.450%, 12/15/51	625,000	413,642
Fiserv, Inc., 3.500%, 7/1/29	250,000	237,973
Gartner, Inc. (A), 4.500%, 7/1/28	400,000	394,253
HP, Inc., 2.650%, 6/17/31	600,000	518,313
Iron Mountain, Inc. (A), 4.500%, 2/15/31	275,000	254,694
Oracle Corp., 3.950%, 3/25/51	750,000	540,009
VMware LLC, 2.200%, 8/15/31	500,000	424,537
		2,898,875

Materials - 0.2%
Celanese U.S. Holdings LLC, 6.415%, 7/15/27	160,000	161,522
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	258,733
		420,255

Technology - 0.6%
Micron Technology, Inc., 5.650%, 11/1/32	250,000	252,803
NetApp, Inc., 5.500%, 3/17/32	400,000	404,120
Paychex, Inc., 5.600%, 4/15/35	500,000	508,591
		1,165,514

Utilities - 1.6%
AES Corp., 1.375%, 1/15/26	400,000	390,048
Berkshire Hathaway Energy Co., 1.650%, 5/15/31	350,000	294,634
DTE Electric Co., 5.400%, 4/1/53	250,000	240,803
Duke Energy Corp., 3.750%, 9/1/46	500,000	361,316
Duke Energy Progress LLC, 3.700%, 10/15/46	500,000	373,891
Florida Power & Light Co., 2.875%, 12/4/51	700,000	440,869
Interstate Power & Light Co., 3.500%, 9/30/49	250,000	173,393
NextEra Energy Capital Holdings, Inc., 1.900%, 6/15/28	500,000	463,673
PECO Energy Co., 3.050%, 3/15/51	750,000	481,067
		3,219,694
Total Corporate Notes and Bonds
(Cost $55,395,447)		51,839,234

FOREIGN CORPORATE BONDS - 2.6%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.750%, 10/20/28	250,000	248,237

Energy - 0.1%
Enbridge, Inc., 5.700%, 3/8/33	250,000	254,830

Financials - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/26	500,000	488,784
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	249,355
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	487,513
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (B) (C), 5.475%, 2/22/31	500,000	514,692
Royal Bank of Canada, 5.150%, 2/1/34	400,000	405,173
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	291,326
UBS Group AG, (1 year CMT + 2.050%) (A) (B) (C), 4.703%, 8/5/27	400,000	399,812
		2,836,655
Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/53	400,000	371,190
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	250,000	227,312
Royalty Pharma PLC, 2.200%, 9/2/30	200,000	173,239
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	500,000	348,190
		1,119,931
Industrials - 0.3%
BAE Systems PLC (A), 5.300%, 3/26/34	500,000	505,647
Materials - 0.1%
Nutrien Ltd., 5.800%, 3/27/53	250,000	243,173

Total Foreign Corporate Bonds
(Cost $5,431,421)		5,208,473

MORTGAGE BACKED SECURITIES - 34.7%
Fannie Mae - 18.7%
3.000%, 9/1/30 Pool # 890696	166,460	162,930
3.000%, 12/1/30 Pool # AL8924	73,939	72,632
7.000%, 11/1/31 Pool # 607515	1,935	2,019
3.500%, 12/1/31 Pool # MA0919	63,181	62,141
6.500%, 3/1/32 Pool # 631377	7,616	7,862
6.500%, 5/1/32 Pool # 636758	428	441
7.000%, 5/1/32 Pool # 644591	123	128
6.500%, 6/1/32 Pool # 545691	13,787	14,372
3.500%, 8/1/32 Pool # MA3098	86,653	85,425
3.500%, 9/1/32 Pool # MA3126	58,763	58,005
5.500%, 11/1/33 Pool # 555880	18,594	19,077
4.000%, 2/1/35 Pool # MA2177	182,668	181,375
3.500%, 12/1/35 Pool # MA2473	181,351	176,710
4.500%, 12/1/35 Pool # 745147	2,911	2,879
2.500%, 9/1/36 Pool # FS4049	530,786	496,240
6.000%, 11/1/36 Pool # 902510	24,446	25,486
6.000%, 10/1/37 Pool # 947563	27,455	28,711
6.500%, 12/1/37 Pool # 889072	18,175	19,193
4.500%, 5/1/38 Pool # MA5013	902,603	895,647
6.500%, 8/1/38 Pool # 987711	47,494	50,045
3.000%, 11/1/39 Pool # MA3831	83,471	77,541
4.000%, 9/1/40 Pool # AE3039	193,487	186,619
4.000%, 1/1/41 Pool # AB2080	150,658	145,185
2.500%, 5/1/41 Pool # MA4334	1,113,440	980,278
5.500%, 7/1/41 Pool # AL6588	144,311	148,441
2.500%, 8/1/41 Pool # FM8460	217,750	191,593
4.000%, 9/1/41 Pool # AJ1406	66,374	63,983
4.000%, 10/1/41 Pool # AJ4046	211,158	204,526
3.500%, 11/1/41 Pool # AB3867	79,540	74,316
2.500%, 3/1/42 Pool # MA4571	2,278,280	1,997,137
4.000%, 3/1/42 Pool # AL1998	325,056	313,245
3.500%, 6/1/42 Pool # AO4134	339,054	316,781
3.500%, 8/1/42 Pool # AP2133	172,827	161,474
3.000%, 9/1/42 Pool # AP6568	45,594	41,458
3.500%, 9/1/42 Pool # AB6228	98,823	92,330
4.000%, 10/1/42 Pool # AP7363	224,058	215,590
3.500%, 1/1/43 Pool # AQ9326	207,331	193,710
3.000%, 2/1/43 Pool # AL3072	328,752	298,968
3.500%, 3/1/43 Pool # AT0310	159,072	148,621
3.500%, 4/1/43 Pool # AT2887	174,137	162,696
5.000%, 11/1/44 Pool # MA5539	697,439	693,431
4.000%, 1/1/45 Pool # AS4257	49,714	47,250
4.500%, 10/1/46 Pool # MA2783	28,748	27,991
3.000%, 1/1/47 Pool # BE0108	294,101	261,043
2.500%, 12/1/47 Pool # FM3165	892,273	760,833
3.000%, 1/1/48 Pool # FM1303	984,425	873,868
3.000%, 8/1/48 Pool # FS0517	679,048	602,334
3.000%, 1/1/49 Pool # FS4296	654,461	592,615
4.000%, 11/1/50 Pool # FM5530	505,591	473,449
2.000%, 1/1/52 Pool # FS0173	989,000	798,020
2.000%, 3/1/52 Pool # CB3105	410,707	331,394

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) – concluded

	Par Value	Value (Note 2, 3)
2.500%, 3/1/52 Pool # BV4133	$508,294	$423,270
3.000%, 3/1/52 Pool # CB3115	799,938	701,093
2.500%, 4/1/52 Pool # FS4138	1,608,609	1,355,670
3.500%, 5/1/52 Pool # FS1866	850,884	769,158
4.000%, 5/1/52 Pool # FS1818	3,006,043	2,804,842
3.500%, 6/1/52 Pool # CB3845	825,193	745,946
3.500%, 7/1/52 Pool # FS2812	513,812	469,021
3.500%, 8/1/52 Pool # CB4361	866,526	783,320
4.500%, 8/1/52 Pool # FS2605	1,316,596	1,262,133
4.000%, 9/1/52 Pool # MA4732	424,046	394,995
4.500%, 9/1/52 Pool # FS2821	642,756	616,375
5.000%, 10/1/52 Pool # MA4785	2,018,259	1,979,177
5.500%, 10/1/52 Pool # MA4786	750,104	749,518
5.000%, 11/1/52 Pool # MA4806	829,349	814,615
5.000%, 12/1/52 Pool # MA4841	2,979,394	2,924,346
5.500%, 12/1/52 Pool # MA4842	811,817	811,246
4.500%, 7/1/53 Pool # FS4996	558,391	535,741
5.500%, 7/1/53 Pool # MA5072	3,198,751	3,195,982
5.500%, 9/1/53 Pool # FS5575	605,887	609,117
5.500%, 5/1/54 Pool # FS7759	963,323	963,251
5.000%, 1/1/55 Pool # MA5585	981,735	959,895
		37,706,749

Freddie Mac - 16.0%
4.500%, 5/1/25 Pool # J12247	290	290
8.000%, 6/1/30 Pool # C01005	195	204
6.500%, 1/1/32 Pool # C62333	4,453	4,587
2.500%, 2/1/32 Pool # ZS8641	143,983	138,428
3.500%, 8/1/32 Pool # C91485	78,342	77,030
4.000%, 5/1/33 Pool # G18693	124,837	124,834
4.500%, 6/1/34 Pool # C01856	112,114	110,948
2.500%, 6/1/35 Pool # RC1421	247,614	231,067
2.000%, 1/1/36 Pool # SB0546	650,588	595,149
6.500%, 11/1/36 Pool # C02660	2,240	2,358
5.500%, 1/1/37 Pool # G04593	69,271	71,361
5.500%, 11/1/37 Pool # A68787	43,193	44,152
5.500%, 12/1/38 Pool # G05267	126,802	129,165
4.500%, 8/1/39 Pool # G08361	124,218	123,229
5.000%, 5/1/40 Pool # SB8384	1,000,000	1,004,686
3.500%, 11/1/40 Pool # G06168	117,098	109,547
2.000%, 3/1/41 Pool # RB5105	839,387	722,622
2.500%, 6/1/41 Pool # SC0151	658,299	579,387
4.000%, 10/1/41 Pool # Q04092	284,505	274,508
4.500%, 3/1/42 Pool # G07491	138,719	137,342
2.500%, 9/1/42 Pool # SC0314	419,571	368,589
3.000%, 9/1/42 Pool # C04233	209,310	190,628
3.000%, 2/1/43 Pool # Q15767	146,261	133,453
3.000%, 4/1/43 Pool # V80026	520,130	471,940
3.500%, 8/1/44 Pool # Q27927	176,190	163,180
3.000%, 7/1/45 Pool # G08653	248,333	221,097
3.500%, 8/1/45 Pool # Q35614	174,880	161,695
3.000%, 11/1/45 Pool # G08675	204,703	182,039
3.000%, 1/1/46 Pool # G08686	259,942	231,109
3.000%, 10/1/46 Pool # G60722	266,651	236,821
3.500%, 11/1/47 Pool # Q52079	217,738	199,405
2.500%, 4/1/48 Pool # QA2240	871,655	742,671
3.000%, 7/1/49 Pool # QA1033	303,437	266,193
2.500%, 6/1/51 Pool # QC2842	831,151	693,845
2.500%, 1/1/52 Pool # SD7552	3,312,493	2,785,048
3.500%, 4/1/52 Pool # SD0960	1,124,471	1,027,768
3.500%, 5/1/52 Pool # RA7380	1,205,260	1,087,330
3.000%, 8/1/52 Pool # SD7556	1,372,841	1,203,213
4.500%, 9/1/52 Pool # SD8245	630,236	602,680
4.500%, 11/1/52 Pool # SD8266	1,891,172	1,808,619
5.000%, 11/1/52 Pool # SD8267	2,479,051	2,430,408
5.500%, 11/1/52 Pool # SD8268	2,211,801	2,216,068
4.500%, 12/1/52 Pool # SD1921	1,046,260	1,006,483
5.000%, 12/1/52 Pool # RA8278	2,543,556	2,493,646
5.500%, 12/1/52 Pool # SD8277	1,002,559	1,002,240
5.000%, 2/1/53 Pool # SD8299	742,814	727,872
5.500%, 2/1/53 Pool # SD2172	508,928	511,741
5.000%, 5/1/53 Pool # SD2875	1,337,706	1,327,055
5.500%, 6/1/53 Pool # SD3174	855,348	858,909
5.500%, 8/1/53 Pool # SD8349	646,033	644,746
6.000%, 9/1/53 Pool # SD3739	1,140,698	1,162,607
5.500%, 2/1/54 Pool # SD4901	640,635	641,280
		32,281,272

Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,482	1,519
6.500%, 4/20/31 Pool # 3068	1,067	1,115
4.000%, 4/15/39 Pool # 698089	8,758	8,401
		11,035

Total Mortgage Backed
Securities
(Cost $72,364,875)		69,999,056

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.7%

U.S. Treasury Bonds - 9.1%
6.625%, 2/15/27	2,000,000	2,108,984
5.375%, 2/15/31	1,250,000	1,347,852
4.500%, 5/15/38	1,250,000	1,270,020
2.250%, 5/15/41	3,000,000	2,196,445
3.750%, 8/15/41	4,250,000	3,837,451
4.625%, 5/15/44	1,150,000	1,141,016
3.000%, 5/15/45	1,000,000	773,828
3.000%, 5/15/47	500,000	378,809
1.250%, 5/15/50	1,500,000	731,602
1.875%, 2/15/51	1,500,000	854,238
4.125%, 8/15/53	2,000,000	1,814,844
4.250%, 8/15/54	2,000,000	1,857,812
		18,312,901

U.S. Treasury Notes - 15.6%
4.625%, 6/15/27	2,500,000	2,551,074
4.000%, 2/29/28	4,250,000	4,292,334
4.625%, 9/30/28	4,750,000	4,897,510
2.625%, 2/15/29	1,000,000	962,812
3.875%, 11/30/29	3,750,000	3,771,826
4.000%, 7/31/30	2,500,000	2,524,316
4.250%, 6/30/31	2,500,000	2,547,852
4.125%, 11/15/32	2,500,000	2,520,117
4.000%, 2/15/34	3,250,000	3,220,039
4.375%, 5/15/34	4,100,000	4,171,270
		31,459,150

Total U.S. Government and Agency Obligations
(Cost $51,797,727)		49,772,051

	Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.290%	3,302,200	3,302,200
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.360%	250,513	250,513

Total Short-Term Investments
(Cost $3,552,713)		3,552,713

TOTAL INVESTMENTS - 99.7%
(Cost $210,460,414**)		200,985,216

NET OTHER ASSETS AND LIABILITIES - 0.3%		568,839

TOTAL NET ASSETS - 100.0%		$201,554,055

**	Aggregate cost for Federal tax purposes was $210,582,851.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2025.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2025.
(D)	Stepped rate security. Rate shown is as of April 30, 2025.
(E)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(F)	All or a portion of these securities, with an aggregate fair value of $245,182, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 85.0%
Communication Services - 5.0%
Alphabet, Inc., Class C (A)	18,000	$2,896,020
Comcast Corp., Class A (A)	86,000	2,941,200
T-Mobile U.S., Inc. (A)	15,500	3,827,725
		9,664,945

Consumer Discretionary - 5.7%
Las Vegas Sands Corp. (A)	216,000	7,920,720
Lowe’s Cos., Inc. (A)	14,000	3,129,840
		11,050,560

Consumer Staples - 13.0%
Archer-Daniels-Midland Co. (A)	96,000	4,584,000
Constellation Brands, Inc., Class A (A)	22,100	4,144,634
Dollar Tree, Inc.* (A)	73,000	5,969,210
Hershey Co. (A)	31,000	5,182,890
PepsiCo, Inc. (A)	38,100	5,165,598
		25,046,332

Energy - 10.7%
APA Corp. (A)	205,000	3,185,700
Cameco Corp. (A)	50,000	2,257,500
ConocoPhillips (A)	69,200	6,167,104
Matador Resources Co. (A)	137,000	5,416,980
Transocean Ltd.*	1,700,000	3,621,000
		20,648,284

Equity Real Estate Investment Trusts
(REITs) - 3.4%
American Tower Corp., REIT (A)	29,500	6,649,595

Financials - 4.7%
Charles Schwab Corp. (A)	45,000	3,663,000
PayPal Holdings, Inc.* (A)	82,000	5,398,880
		9,061,880

Health Care - 15.5%
Agilent Technologies, Inc.	43,000	4,626,800
CVS Health Corp. (A)	90,300	6,023,913
Danaher Corp. (A)	25,000	4,983,250
Johnson & Johnson	25,000	3,907,750
Medtronic PLC (A)	86,100	7,297,836
Pfizer, Inc.	123,000	3,002,430
		29,841,979

Industrials - 4.8%
Honeywell International, Inc. (A)	26,000	5,473,000
Rockwell Automation, Inc. (A)	15,300	3,789,504
		9,262,504

Information Technology - 15.3%
Accenture PLC, Class A (A)	12,600	3,769,290
Adobe, Inc.* (A)	11,600	4,349,768
Advanced Micro Devices, Inc.* (A)	28,000	2,725,800
Amphenol Corp., Class A (A)	45,000	3,462,750
ASML Holding NV (A)	6,500	4,342,520
Microchip Technology, Inc. (A)	78,000	3,594,240
MKS Instruments, Inc. (A)	50,000	3,507,000
Texas Instruments, Inc. (A)	24,100	3,857,205
		29,608,573

Materials - 3.8%
Barrick Gold Corp. (A)	385,000	7,330,400

Utilities - 3.1%
AES Corp. (A)	602,000	6,020,000
Total Common Stocks
(Cost $212,508,716)		164,185,052

SHORT-TERM INVESTMENTS - 16.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.290%	31,086,432	31,086,432

Total Short-Term Investments
(Cost $31,086,432)		31,086,432

TOTAL INVESTMENTS - 101.1%
(Cost $243,595,148**)		195,271,484

TOTAL CALL AND PUT OPTIONS WRITTEN - (1.0%)		(2,007,265)

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(81,330)
TOTAL NET ASSETS - 100.0%		$193,182,889

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $243,945,208.
(A)	All or a portion of these securities’ positions, with a value of $149,027,072, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Covered Call & Equity Income Fund Portfolio of Investments (unaudited) – concluded

Written Option Contracts Outstanding at April 30, 2025

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Accenture PLC	$330.00	6/20/25	(126)	$(4,158,000)	$(57,330)	$(99,968)	$42,638
Adobe, Inc.	450.00	6/20/25	(116)	(5,220,000)	(26,622)	(92,104)	65,482
Advanced Micro Devices, Inc.	120.00	5/16/25	(280)	(3,360,000)	(13,440)	(70,830)	57,390
AES Corp.	14.00	6/20/25	(3,010)	(4,214,000)	–	(107,610)	107,610
Alphabet, Inc.	170.00	6/20/25	(180)	(3,060,000)	(66,600)	(71,146)	4,546
American Tower Corp.	230.00	6/20/25	(295)	(6,785,000)	(172,575)	(185,595)	13,020
Amphenol Corp.	70.00	5/16/25	(450)	(3,150,000)	(308,250)	(134,534)	(173,716)
APA Corp.	25.00	6/20/25	(1,025)	(2,562,500)	(3,587)	(39,791)	36,204
APA Corp.	25.00	7/18/25	(1,025)	(2,562,500)	–	(55,156)	55,156
Archer-Daniels-Midland Co.	52.50	6/20/25	(960)	(5,040,000)	(52,800)	(88,359)	35,559
ASML Holding NV	760.00	5/16/25	(65)	(4,940,000)	(6,988)	(191,030)	184,042
Barrick Gold Corp.	22.00	6/20/25	(3,850)	(8,470,000)	(80,850)	(204,812)	123,962
Cameco Corp.	44.00	5/16/25	(500)	(2,200,000)	(136,000)	(69,784)	(66,216)
Charles Schwab Corp.	85.00	5/16/25	(450)	(3,825,000)	(21,375)	(72,116)	50,741
Comcast Corp.	40.00	6/20/25	(860)	(3,440,000)	(6,880)	(45,169)	38,289
ConocoPhillips	100.00	6/20/25	(692)	(6,920,000)	(83,386)	(129,512)	46,126
Constellation Brands, Inc.	200.00	6/20/25	(221)	(4,420,000)	(61,327)	(81,540)	20,213
CVS Health Corp.	72.50	5/16/25	(903)	(6,546,750)	(47,408)	(139,937)	92,529
Danaher Corp.	230.00	6/20/25	(250)	(5,750,000)	(15,000)	(119,740)	104,740
Dollar Tree, Inc.	80.00	5/16/25	(730)	(5,840,000)	(312,075)	(160,093)	(151,982)
Hershey Co.	180.00	5/16/25	(82)	(1,476,000)	(7,585)	(21,534)	13,949
Hershey Co.	180.00	6/20/25	(228)	(4,104,000)	(59,850)	(83,910)	24,060
Honeywell International, Inc.	220.00	5/16/25	(150)	(3,300,000)	(18,375)	(64,348)	45,973
Honeywell International, Inc.	220.00	6/20/25	(110)	(2,420,000)	(43,450)	(60,078)	16,628
Las Vegas Sands Corp.	52.50	5/16/25	(744)	(3,906,000)	–	(78,372)	78,372
Lowe’s Cos., Inc.	250.00	6/20/25	(140)	(3,500,000)	(23,730)	(69,854)	46,124
Matador Resources Co.	60.00	6/20/25	(1,370)	(8,220,000)	–	(163,014)	163,014
Medtronic PLC	95.00	6/20/25	(861)	(8,179,500)	(28,413)	(125,558)	97,145
Microchip Technology, Inc.	70.00	5/16/25	(480)	(3,360,000)	–	(71,504)	71,504
MKS Instruments, Inc.	100.00	5/16/25	(500)	(5,000,000)	–	(122,732)	122,732
PayPal Holdings, Inc.	80.00	6/20/25	(820)	(6,560,000)	(16,810)	(164,325)	147,515
PepsiCo, Inc.	155.00	6/20/25	(381)	(5,905,500)	(9,144)	(111,238)	102,094
Rockwell Automation, Inc.	300.00	7/18/25	(153)	(4,590,000)	(31,365)	(100,602)	69,237
T-Mobile U.S., Inc.	230.00	5/16/25	(155)	(3,565,000)	(296,050)	(118,413)	(177,637)
Texas Instruments, Inc.	200.00	5/16/25	(241)	(4,820,000)	–	(84,109)	84,109
Total Call Options Written					$(2,007,265)	$(3,598,417)	$1,591,152
Total Options Written, at Value					$(2,007,265)	$(3,598,417)	$1,591,152

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 97.8%
Communication Services - 2.8%
Comcast Corp., Class A	96,100	$3,286,620

Consumer Discretionary - 9.1%
Home Depot, Inc.	11,750	4,235,757
Lowe’s Cos., Inc.	14,350	3,208,086
McDonald’s Corp.	5,700	1,822,005
Starbucks Corp.	17,800	1,424,890
		10,690,738

Consumer Staples - 7.3%
Colgate-Palmolive Co.	24,800	2,286,312
Hershey Co.	11,500	1,922,685
PepsiCo, Inc.	18,600	2,521,788
Procter & Gamble Co.	11,500	1,869,555
		8,600,340

Energy - 9.1%
Chevron Corp.	22,100	3,006,926
ConocoPhillips	21,300	1,898,256
EOG Resources, Inc.	31,500	3,475,395
Exxon Mobil Corp.	22,700	2,397,801
		10,778,378

Equity Real Estate Investment Trusts
(REITs) - 3.1%
American Tower Corp., REIT	16,000	3,606,560

Financials - 19.2%
Bank of America Corp.	72,400	2,887,312
Blackrock, Inc.	4,475	4,091,314
CME Group, Inc.	18,600	5,153,688
JPMorgan Chase & Co.	13,700	3,351,294
Marsh & McLennan Cos., Inc.	12,000	2,705,640
Morgan Stanley	33,400	3,855,028
U.S. Bancorp	15,000	605,100
		22,649,376

Health Care - 15.4%
Abbott Laboratories	23,700	3,098,775
AbbVie, Inc.	17,100	3,336,210
Elevance Health, Inc.	7,950	3,343,611
Johnson & Johnson	26,300	4,110,953
Medtronic PLC	50,100	4,246,476
		18,136,025

Industrials - 19.7%
Automatic Data Processing, Inc.	18,000	5,410,800
Caterpillar, Inc.	3,700	1,144,299
Cummins, Inc.	5,450	1,601,428
Fastenal Co.	47,600	3,854,172
Honeywell International, Inc.	19,750	4,157,375
Paychex, Inc.	15,900	2,339,208
Rockwell Automation, Inc.	6,500	1,609,920
Union Pacific Corp.	14,225	3,067,763
		23,184,965

Information Technology - 6.6%
Accenture PLC, Class A	3,700	1,106,855
Analog Devices, Inc.	7,400	1,442,408
TE Connectivity PLC	12,450	1,822,431
Texas Instruments, Inc.	21,250	3,401,063
		7,772,757

Materials - 1.9%
Air Products & Chemicals, Inc.	8,450	2,290,711
Utilities - 3.6%
NextEra Energy, Inc.	63,800	4,266,944

Total Common Stocks
(Cost $90,045,252)		115,263,414

SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	2,437,701	2,437,701

Total Short-Term Investments
(Cost $2,437,701)		2,437,701

TOTAL INVESTMENTS - 99.9%
(Cost $92,482,953**)
		117,701,115

NET OTHER ASSETS AND LIABILITIES - 0.1%		93,555

TOTAL NET ASSETS - 100.0%		$117,794,670

**	Aggregate cost for Federal tax purposes was $93,714,019.
(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Large Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 98.8%
Communication Services - 9.3%
Alphabet, Inc., Class C	184,863	$29,742,608
Liberty Broadband Corp., Class C*	82,684	7,473,807
		37,216,415

Consumer Discretionary - 14.9%
Airbnb, Inc., Class A*	52,618	6,415,187
Amazon.com, Inc.*	101,538	18,725,638
Lowe’s Cos., Inc.	63,788	14,260,445
NIKE, Inc., Class B	78,353	4,419,109
Starbucks Corp.	87,225	6,982,361
TJX Cos., Inc.	69,627	8,959,603
		59,762,343

Financials -30.3%
Capital Markets - 5.3%
Brookfield Corp.	214,918	11,534,649
Charles Schwab Corp.	120,034	9,770,768
		21,305,417

Financial Services - 11.8%
Berkshire Hathaway, Inc., Class B*	18,124	9,664,623
Fiserv, Inc.*	118,047	21,787,935
Visa, Inc., Class A	46,105	15,929,277
		47,381,835

Insurance - 13.2%
Arch Capital Group Ltd.	276,047	25,031,942
Marsh & McLennan Cos., Inc.	48,673	10,974,301
Progressive Corp.	60,947	17,171,208
		53,177,451
		121,864,703

Health Care - 12.7%
Agilent Technologies, Inc.	93,557	10,066,733
Alcon AG	166,764	16,277,834
Danaher Corp.	77,714	15,490,731
Elevance Health, Inc.	22,139	9,311,221
		51,146,519

Industrials - 17.3%
Copart, Inc.*	250,961	15,316,150
Deere & Co.	21,265	9,857,603
Ferguson Enterprises, Inc.	89,953	15,261,426
PACCAR, Inc.	170,897	15,416,618
Parker-Hannifin Corp.	22,625	13,689,483
		69,541,280

Information Technology - 14.3%
Accenture PLC, Class A	37,134	11,108,636
Analog Devices, Inc.	71,598	13,955,882
CDW Corp.	39,460	6,335,698
Keysight Technologies, Inc.*	91,985	13,374,619
Texas Instruments, Inc.	79,359	12,701,408
		57,476,243
Total Common Stocks
(Cost $227,796,557)		397,007,503

SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	4,425,934	4,425,934

Total Short-Term Investments
(Cost $4,425,934)		4,425,934

TOTAL INVESTMENTS - 99.9%
(Cost $232,222,491**)		401,433,437

NET OTHER ASSETS AND LIABILITIES - 0.1%		523,007

TOTAL NET ASSETS - 100.0%		$401,956,444

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $232,703,863.
(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 96.1%
Communication Services - 6.2%
Liberty Broadband Corp., Class C*	705,012	$63,726,035
Liberty Media Corp.-Liberty Formula One, Class A*	454,863	36,639,214
Liberty Media Corp.-Liberty Formula One, Class C*	308,794	27,380,764
		127,746,013

Consumer Discretionary - 13.6%
Asbury Automotive Group, Inc.*	195,425	42,630,009
Floor & Decor Holdings, Inc., Class A*	557,880	39,854,947
Lithia Motors, Inc.	147,554	43,197,909
Ross Stores, Inc.	824,078	114,546,842
Thor Industries, Inc.	573,180	41,509,696
		281,739,403

Consumer Staples - 1.7%
Brown-Forman Corp., Class B	989,138	34,461,568

Financials - 24.3%
Arch Capital Group Ltd.	1,757,554	159,374,997
Brookfield Asset Management Ltd., Class A	986,416	52,605,565
Brown & Brown, Inc.	999,354	110,528,552
Cullen/Frost Bankers, Inc.	196,598	22,897,769
Glacier Bancorp, Inc.	536,948	21,886,001
Kinsale Capital Group, Inc.	84,571	36,810,373
Moelis & Co., Class A	631,563	33,839,146
W.R. Berkley Corp.	939,437	67,348,239
		505,290,642

Health Care - 8.2%
Labcorp Holdings, Inc.	285,346	68,771,240
Medpace Holdings, Inc.*	151,021	46,573,366
Waters Corp.*	160,273	55,731,730
		171,076,336

Industrials - 18.6%
Carlisle Cos., Inc.	258,032	97,917,984
Copart, Inc.*	1,682,604	102,689,322
Expeditors International of Washington, Inc.	277,086	30,454,522
Graco, Inc.	258,220	21,073,334
PACCAR, Inc.	849,562	76,638,988
Trex Co., Inc.*	987,794	57,114,249
		385,888,399

Information Technology - 23.5%
Amphenol Corp., Class A	1,259,841	96,944,765
Arista Networks, Inc.*	602,790	49,591,533
CDW Corp.	522,850	83,948,796
Gartner, Inc.*	284,877	119,956,007
Microchip Technology, Inc.	754,478	34,766,346
MKS Instruments, Inc.	708,972	49,727,296
Teledyne Technologies, Inc.*	115,546	53,847,903
		488,782,646

Total Common Stocks
(Cost $1,650,607,335)		1,994,985,007

SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	79,420,791	79,420,791

Total Short-Term Investments
(Cost $79,420,791)		79,420,791

TOTAL INVESTMENTS - 99.9%
(Cost $1,730,028,126**)		2,074,405,798

NET OTHER ASSETS AND LIABILITIES - 0.1%		2,877,587

TOTAL NET ASSETS - 100.0%		$2,077,283,385

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $1,730,625,940.
(A)	7-day yield.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 93.8%
Communication Services - 2.4%
Cogent Communications Holdings, Inc.	70,653	$3,839,991
Consumer Discretionary - 9.2%
Ollie’s Bargain Outlet Holdings, Inc.*	23,027	2,443,395
OneSpaWorld Holdings Ltd.	233,935	3,906,714
Revolve Group, Inc.*	111,734	2,221,272
Shake Shack, Inc., Class A*	44,509	3,905,220
VF Corp.	203,318	2,415,418
		14,892,019

Consumer Staples - 8.6%
Edgewell Personal Care Co.	100,196	3,060,988
Hain Celestial Group, Inc.*	487,759	1,482,787
Primo Brands Corp.	126,517	4,133,311
Simply Good Foods Co.*	145,830	5,265,921
		13,943,007

Energy - 0.9%
Chord Energy Corp.	16,812	1,516,947

Financials - 12.1%
Axis Capital Holdings Ltd.	53,982	5,199,546
Baldwin Insurance Group, Inc.*	98,205	4,087,292
Hanover Insurance Group, Inc.	9,702	1,611,502
Moelis & Co., Class A	46,756	2,505,187
Texas Capital Bancshares, Inc.*	48,282	3,290,418
Western Alliance Bancorp	40,890	2,850,442
		19,544,387

Health Care - 14.8%
Encompass Health Corp.	62,988	7,368,966
Globus Medical, Inc., Class A*	74,095	5,317,798
HealthEquity, Inc.*	60,262	5,165,659
Medpace Holdings, Inc.*	5,281	1,628,608
Option Care Health, Inc.*	140,623	4,543,529
		24,024,560

Industrials - 19.7%
Carlisle Cos., Inc.	11,694	4,437,639
Core & Main, Inc., Class A*	120,975	6,372,963
Crane Co.	19,151	3,082,928
Hayward Holdings, Inc.*	319,686	4,261,414
Hillman Solutions Corp.*	148,046	1,034,841
Legalzoom.com, Inc.*	165,705	1,212,961
Leonardo DRS, Inc.	100,859	3,727,749
Mueller Water Products, Inc., Class A	87,599	2,298,598
Saia, Inc.*	3,673	896,212
WillScot Holdings Corp.	182,426	4,582,541
		31,907,846

Information Technology - 22.0%
Box, Inc., Class A*	166,226	5,189,576
Ciena Corp.*	35,559	2,388,142
CommVault Systems, Inc.*	20,582	3,439,870
Confluent, Inc., Class A*	148,097	3,526,190
Crane NXT Co.	25,707	1,206,172
CTS Corp.	41,304	1,572,856
Entegris, Inc.	40,040	3,167,965
FormFactor, Inc.*	129,038	3,631,129
Knowles Corp.*	188,621	2,968,894
Power Integrations, Inc.	88,947	4,369,077
Workiva, Inc.*	55,096	4,147,076
		35,606,947

Materials - 4.1%
Olin Corp.	86,140	1,862,347
Scotts Miracle-Gro Co.	96,443	4,858,798
		6,721,145

Total Common Stocks
(Cost $126,725,521)		151,996,849

SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	10,265,058	10,265,058

Total Short-Term Investments
(Cost $10,265,058)		10,265,058

TOTAL INVESTMENTS - 100.1%
(Cost $136,990,579**)		162,261,907

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(143,156)

TOTAL NET ASSETS - 100.0%		$162,118,751

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $139,140,641.
(A)	7-day yield.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Assets and Liabilities as of April 30, 2025 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Tax-Free National Fund	High Quality Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$21,090,214	$61,537,478	$40,616,160	$32,752,899	$18,790,709	$58,343,401
Investments in affiliated securities, at fair value[1]‡	20,030,815	34,795,274	16,067,153	94,462,068	—	—
Cash	—	—	—	—	60,593	—
Receivables:
Fund shares sold	353	9,209	1,567	4,022	—	26,492
Dividends and Interest	53,225	74,219	23,643	36	243,329	538,766
Other Assets	—	41	—	81	—	—
Total Assets	41,174,607	96,416,221	56,708,523	127,219,106	19,094,631	58,908,659
Liabilities:
Payables:
Fund shares repurchased	47,108	132,008	54,282	145,409	1,549	77,917
Upon return of securities loaned	1,370,796	9,515,218	5,521,766	2,075	—	932,225
Advisory agreement fees	6,464	14,001	8,152	20,729	6,263	14,243
Trustee fees	1,097	2,408	1,418	3,515	463	1,448
Administrative service agreement fees	8,080	17,501	10,189	20,728	5,480	8,092
Shareholder service fees	7,703	16,227	9,379	28,644	—	—
Dividends	—	—	—	2,801	4,608	—
Total Liabilities	1,441,248	9,697,363	5,605,186	223,901	18,363	1,033,925
Net assets applicable to outstanding capital stock	$39,733,359	$86,718,858	$51,103,337	$126,995,205	$19,076,268	$57,874,734
Net assets consist of:
Paid-in capital	$42,376,221	$81,559,029	$45,572,489	$127,183,514	$19,756,305	$63,559,938
Accumulated distributable earnings (loss)	(2,642,862)	5,159,829	5,530,848	(188,309)	(680,037)	(5,685,204)
Net Assets	$39,733,359	$86,718,858	$51,103,337	$126,995,205	$19,076,268	$57,874,734

Class A Shares:
Net Assets	$39,733,359	$86,718,858	$51,103,337	$126,995,205
Shares of beneficial interest outstanding	4,095,317	8,099,473	4,562,127	10,151,291
Net Asset Value and redemption price per share	$9.70	$10.71	$11.20	$12.51
Sales charge of offering price[2]	0.59	0.65	0.68	0.76
Maximum offering price per share	$10.29	$11.36	$11.88	$13.27
Class Y Shares:
Net Assets					$19,076,268	$45,266,159
Shares of beneficial interest outstanding[3]					1,935,329	4,282,187
Net Asset Value and redemption price per share					$9.86	$10.57
Class I Shares:
Net Assets						$12,608,575
Shares of beneficial interest outstanding[3]						1,184,506
Net Asset Value and redemption price per share						$10.64
†Cost of Investments in unaffiliated securities	$20,523,556	$58,353,208	$38,024,173	$32,474,980	$19,419,307	$58,184,303
‡Cost of investments in affiliated securities[1]	$21,482,837	$34,168,329	$14,326,596	$95,330,481	$—	$—
§Fair Value of securities on loan	$1,818,434	$9,268,719	$5,394,508	$2,033	$—	$915,270

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Assets and Liabilities as of April 30, 2025 (unaudited) – concluded

	Core Bond Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Fund	Mid Cap Fund	Small Cap Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$200,985,216	$195,271,484	$117,701,115	$401,433,437	$2,074,405,798	$162,261,907
Cash	—	—	—	—	—	—
Receivables:
Fund shares sold	292,086	106,795	66,864	245,643	5,583,485	24,349
Dividends and Interest	1,489,469	212,916	201,533	603,084	71,012	4,004
Total Assets	202,766,771	195,591,195	117,969,512	402,282,164	2,080,060,295	162,290,260
Liabilities:
Payables:
Investments purchased	496,873	—	—	—	—	—
Fund shares repurchased	57,266	239,235	77,038	19,059	1,376,680	25,444
Upon return of securities loaned	250,513	—	—	—	—	—
Advisory agreement fees	64,081	132,569	67,142	227,807	1,134,048	115,432
Trustee fees	5,132	5,971	3,604	11,329	53,667	5,097
Administrative service agreement fees	12,332	17,477	17,608	46,561	196,879	24,873
Shareholder service fees	5,635	5,789	9,450	20,964	15,636	663
Dividends	320,884	—	—	—	—	—
Options written, at value (premiums received $3,598,417)	—	2,007,265	—	—	—	—
Total Liabilities	1,212,716	2,408,306	174,842	325,720	2,776,910	171,509
Net assets applicable to outstanding capital stock	$201,554,055	$193,182,889	$117,794,670	$401,956,444	$2,077,283,385	$162,118,751
Net assets consist of:
Paid-in capital	$224,507,488	$233,923,275	$86,378,433	$220,842,254	$1,712,854,292	$124,804,599
Accumulated distributable earnings (loss)	(22,953,433)	(40,740,386)	31,416,237	181,114,190	364,429,093	37,314,152
Net Assets	$201,554,055	$193,182,889	$117,794,670	$401,956,444	$2,077,283,385	$162,118,751

Class A Shares:
Net Assets	$27,884,808	$28,285,855	$48,495,100	$105,583,048	$80,654,080	$3,374,320
Shares of beneficial interest outstanding	3,074,859	3,445,154	1,954,245	3,764,119	5,634,938	344,723
Net Asset Value and redemption price per share	$9.07	$8.21	$24.82	$28.05	$14.31	$9.79
Sales charge of offering price[1]	0.43	0.50	1.51	1.71	0.87	0.60
Maximum offering price per share	$9.50	$8.71	$26.33	$29.76	$15.18	$10.39
Class Y Shares:
Net Assets	$4,246,364	$19,133,699	$51,815,246	$120,911,039	$429,893,245	$145,410,093
Shares of beneficial interest outstanding[2]	471,072	2,205,570	2,086,917	4,300,605	27,549,908	14,528,163
Net Asset Value and redemption price per share	$9.01	$8.68	$24.83	$28.11	$15.60	$10.01
Class I Shares:
Net Assets	$66,384,548	$144,872,225	$15,320,353	$112,656,237	$1,228,229,730	$12,734,814
Shares of beneficial interest outstanding[2]	7,400,183	16,685,334	617,490	4,030,276	78,554,179	1,269,010
Net Asset Value and redemption price per share	$8.97	$8.68	$24.81	$27.95	$15.64	$10.04
Class R6 Shares:
Net Assets	$103,038,335	$891,110	$2,163,971	$62,806,120	$338,506,330	$599,524
Shares of beneficial interest outstanding[2]	11,492,173	100,301	87,146	2,219,840	21,028,766	59,596
Net Asset Value and redemption price per share	$8.97	$8.88	$24.83	$28.29	$16.10	$10.06

†Cost of Investments in unaffiliated securities	$210,460,414	$243,595,148	$92,482,953	$232,222,491	$1,730,028,126	$136,990,579
§Fair Value of securities on loan	$245,182	$—	$—	$—	$—	$—

[1]	Sales charge of offering price is 4.5% for Core Bond Fund and 5.75% for Covered Call & Equity Income, Dividend Income, Large Cap, Mid Cap and Small Cap funds.
[2]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Operations for the Period Ended April 30, 2025 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Tax-Free National Fund	High Quality Bond Fund
Investment Income:
Interest	$18,094	$43,630	$29,119	$44,821	$287,575	$1,050,625
Dividends
Unaffiliated issuers	339,914	709,955	402,111	841,411	—	—
Affiliated issuers[1]	346,258	536,679	210,486	1,966,060	—	—
Income from securities lending	3,475	12,574	9,412	12,883	—	3,165
Total Investment Income	707,741	1,302,838	651,128	2,865,175	287,575	1,053,790
Expenses:[2]
Advisory agreement fees	41,264	90,251	52,860	132,213	36,456	83,932
Administrative services agreement fees	51,579	112,813	66,075	132,214	31,899	47,503
Trustee fees	2,188	4,799	2,826	7,005	922	2,886
Distribution fees - Class C3	27,623	12,577	4,789	47,081	—	—
Shareholder service fees - Class A	41,520	105,983	62,803	147,972	—	—
Shareholder service fees - Class C3	9,208	4,192	1,596	15,693	—	—
Total Expenses	173,382	330,615	190,949	482,178	69,277	134,321
Net Investment Income (loss)	534,359	972,223	460,179	2,382,997	218,298	919,469
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	370,933	610,769	681,863	1,134,119	(8,007)	(840,317)
Affiliated issuers[1]	(143)	1,161	(187)	(736,284)	—	—
Capital gain distributions received from underlying funds
Affiliated issuers	172,177	604,041	462,292	690,083	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(560,830)	(1,812,117)	(1,637,051)	(1,041,345)	(267,789)	1,656,698
Affiliated Issuers[1]	(186,096)	(789,744)	(656,213)	(2,843,667)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(203,959)	(1,385,890)	(1,149,296)	(2,797,094)	(275,796)	816,381
Net Increase (Decrease) in Net Assets from Operations	$330,400	$(413,667)	$(689,117)	$(414,097)	$(57,498)	$1,735,850

[1]	See Note 14 for information on affiliated issuers
[2]	See Note 5 for information on expenses.
[3]	As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Operations for the Period Ended April 30, 2025 (unaudited) – concluded

	Core Bond Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Fund	Mid Cap Fund	Small Cap Fund
Investment Income:
Interest	$4,313,417	$1,241,799	$44,204	$357,044	$2,677,340	$286,411
Dividends
Unaffiliated issuers	—	1,977,233	1,820,110	3,870,751	18,550,878	896,926
Less: Foreign taxes withheld/reclaimed	—	(15,119)	4,034	2,653	(114,028)	(18,085)
Income from securities lending	1,881	1,757	—	1,492	11,706	187
Total Investment Income	4,315,298	3,205,670	1,868,348	4,231,940	21,125,896	1,165,439
Expenses:[1]
Advisory agreement fees	384,440	930,529	462,891	1,478,337	6,998,204	818,529
Administrative services agreement fees	74,410	124,024	120,352	305,321	1,248,125	176,256
Trustee fees	10,230	11,901	7,183	22,581	106,272	10,158
Distribution fees - Class C2	—	34,087	—	—	—	—
Shareholder service fees - Class A	35,169	30,404	62,895	139,477	107,479	4,818
Shareholder service fees - Class C2	—	11,362	—	—	—	—
Total Expenses	504,249	1,142,307	653,321	1,945,716	8,460,080	1,009,761
Net Investment Income (loss)	3,811,049	2,063,363	1,215,027	2,286,224	12,665,816	155,678
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options written	—	4,916,098	—	—	—	—
Unaffiliated issuers	(790,111)	3,421,540	7,566,122	12,474,707	20,426,358	14,170,729
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options written	—	969,104	—	—	—	—
Unaffiliated issuers	1,826,122	(28,996,963)	(13,491,604)	(21,862,823)	(116,296,614)	(29,349,775)
Net Realized and Unrealized Gain (Loss) on Investments	1,036,011	(19,690,221)	(5,925,482)	(9,388,116)	(95,870,256)	(15,179,046)
Net Increase (Decrease) in Net Assets from Operations	$4,847,060	$(17,626,858)	$(4,710,455)	$(7,101,892)	$(83,204,440)	$(15,023,368)

[1]	See Note 5 for information on expenses.
[2]	As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024

Net Assets at beginning of period	$43,095,706	$43,068,158	$92,341,391	$90,736,221	$54,212,672	$50,844,640
Increase (decrease) in net assets from operations:
Net investment income	534,359	1,119,391	972,223	2,154,359	460,179	1,069,073
Net realized gain (loss)	542,967	704,299	1,215,971	3,008,695	1,143,968	1,993,022
Net change in unrealized appreciation (depreciation)	(746,926)	3,959,115	(2,601,861)	10,092,175	(2,293,264)	6,886,469
Net increase (decrease) in net assets from operations	330,400	5,782,805	(413,667)	15,255,229	(689,117)	9,948,564
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(458,554)	(839,705)	(3,061,416)	(1,934,212)	(2,123,078)	(986,302)
Class C1	(113,595)	(234,687)	(163,729)	(81,838)	(77,218)	(24,923)
Total distributions	(572,149)	(1,074,392)	(3,225,145)	(2,016,050)	(2,200,296)	(1,011,225)
Capital Stock transactions:
Class A Shares:
Shares sold	13,116,958	1,124,442	7,808,633	3,578,914	4,599,931	2,362,924
Issued to shareholders in reinvestment of distributions	457,666	838,187	3,058,612	1,929,329	2,120,931	985,451
Shares redeemed	(4,076,605)	(5,274,909)	(7,174,553)	(16,527,990)	(4,854,266)	(8,711,190)
Net increase (decrease) from capital stock transactions	9,498,019	(3,312,280)	3,692,692	(11,019,747)	1,866,596	(5,362,815)
Class C Shares:[1]
Shares sold	2,682	24,965	17,356	238,501	24,315	52,699
Issued to shareholders in reinvestment of distributions	113,595	234,687	163,729	81,838	77,218	24,923
Shares redeemed	(12,734,894)	(1,628,237)	(5,857,498)	(934,601)	(2,188,051)	(284,114)
Net decrease from capital stock transactions	(12,618,617)	(1,368,585)	(5,676,413)	(614,262)	(2,086,518)	(206,492)
Total decrease from capital stock transactions	(3,120,598)	(4,680,865)	(1,983,721)	(11,634,009)	(219,922)	(5,569,307)
Total increase (decrease) in net assets	(3,362,347)	27,548	(5,622,533)	1,605,170	(3,109,335)	3,368,032
Net Assets at end of period	$39,733,359	$43,095,706	$86,718,858	$92,341,391	$51,103,337	$54,212,672

Capital Share transactions:
Class A Shares:
Shares sold	1,336,263	117,061	707,307	333,691	403,035	208,301
Issued to shareholders in reinvestment of distributions	47,423	87,076	284,787	185,157	186,702	90,493
Shares redeemed	(418,574)	(549,279)	(661,115)	(1,534,482)	(420,379)	(763,858)
Net increase (decrease) from capital share transactions	965,112	(345,142)	330,979	(1,015,634)	169,358	(465,064)
Class C Shares:[1]
Shares sold	266	2,569	1,551	22,394	2,123	5,011
Issued to shareholders in reinvestment of distributions	11,580	23,974	15,345	7,899	7,052	2,371
Shares redeemed	(1,274,216)	(170,192)	(534,116)	(87,289)	(193,327)	(25,716)
Net decrease from capital share transactions	(1,262,370)	(143,649)	(517,220)	(56,996)	(184,152)	(18,334)

[1]	As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Changes in Net Assets – continued

	Diversified Income Fund		Tax-Free National Fund		High Quality Bond Fund
	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024
Net Assets at beginning of period	$137,625,353	$140,229,091	$17,478,684	$17,114,330	$61,517,774	$53,555,404
Increase (decrease) in net assets from operations:
Net investment income	2,382,998	8,123,807	218,298	382,445	919,469	1,724,511
Net realized gain (loss)	1,087,918	1,770,451	(8,007)	(22,466)	(840,317)	(670,019)
Net change in unrealized appreciation (depreciation)	(3,885,012)	7,985,791	(267,789)	787,256	1,656,698	2,902,681
Net increase (decrease) in net assets from operations	(414,096)	17,880,049	(57,498)	1,147,235	1,735,850	3,957,173
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(3,807,829)	(21,591,879)	—	—	—	—
Class C1	(412,124)	(3,525,283)	—	—	—	—
Class Y	—	—	(217,856)	(382,340)	(702,734)	(1,288,219)
Class I	—	—	—	—	(199,615)	(398,668)
Total distributions	(4,219,953)	(25,117,162)	(217,856)	(382,340)	(902,349)	(1,686,887)

Capital Stock transactions:
Class A Shares:
Shares sold	21,907,162	1,327,885
Issued to shareholders in reinvestment of distributions	3,776,308	21,457,591
Shares redeemed	(10,463,808)	(20,366,378)
Net increase from capital stock transactions	15,219,662	2,419,098
Class C Shares:[1]
Shares sold	3,640	1,441,637
Issued to shareholders in reinvestment of distributions	412,124	3,525,283
Shares redeemed	(21,631,525)	(2,752,643)
Net increase (decrease) from capital stock transactions	(21,215,761)	2,214,277
Class Y Shares:
Shares sold			2,271,355	48,204	7,689,999	15,120,191
Issued to shareholders in reinvestment of distributions			192,965	342,563	648,917	1,188,877
Shares redeemed			(591,382)	(791,308)	(10,759,245)	(13,334,123)
Net increase (decrease) from capital stock transactions			1,872,938	(400,541)	(2,420,329)	2,974,945
Class I Shares:
Shares sold					221,352	4,028,101
Issued to shareholders in reinvestment of distributions					199,615	398,668
Shares redeemed					(2,477,179)	(1,709,630)
Net increase (decrease) from capital stock transactions					(2,056,212)	2,717,139
Total increase (decrease) from capital stock transactions	(5,996,099)	4,633,375	1,872,938	(400,541)	(4,476,541)	5,692,084
Total increase (decrease) in net assets	(10,630,148)	(2,603,738)	1,597,584	364,354	(3,643,040)	7,962,370
Net Assets at end of period	$126,995,205	$137,625,353	$19,076,268	$17,478,684	$57,874,734	$61,517,774

Capital Share transactions:
Class A Shares:
Shares sold	1,708,397	101,496
Issued to shareholders in reinvestment of distributions	296,084	1,656,435
Shares redeemed	(817,461)	(1,553,011)
Net increase from capital share transactions	1,187,020	204,920
Class C Shares:[1]
Shares sold	274	106,938
Issued to shareholders in reinvestment of distributions	31,843	268,884
Shares redeemed	(1,665,359)	(204,553)
Net increase (decrease) from capital share transactions	(1,633,242)	171,269
Class Y Shares:
Shares sold			226,608	4,763	735,062	1,462,617
Issued to shareholders in reinvestment of distributions			19,331	34,099	62,509	114,874
Shares redeemed			(59,414)	(79,045)	(1,035,897)	(1,293,405)
Net increase (decrease) from capital share transactions			186,525	(40,183)	(238,326)	284,086
Class I Shares:
Shares sold					21,073	387,641
Issued to shareholders in reinvestment of distributions					19,100	38,257
Shares redeemed					(236,025)	(164,457)
Net increase (decrease) from capital share transactions					(195,852)	261,441

[1]	As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Changes in Net Assets – continued

	Core Bond Fund		Covered Call & Equity Income Fund		Dividend Income Fund
	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024
Net Assets at beginning of period	$196,092,853	$181,585,537	$251,965,586	$244,288,430	$148,930,034	$197,520,501
Increase (decrease) in net assets from operations:
Net investment income	3,811,049	6,943,236	2,063,363	5,103,704	1,215,027	3,512,497
Net realized gain (loss)	(790,111)	(3,597,252)	8,337,638	13,437,491	7,566,122	14,910,125
Net change in unrealized appreciation (depreciation)	1,826,122	15,537,583	(28,027,859)	8,234,736	(13,491,604)	15,739,058
Net increase (decrease) in net assets from operations	4,847,060	18,883,567	(17,626,858)	26,775,931	(4,710,455)	34,161,680
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(478,620)	(963,636)	(1,195,601)	(1,753,271)	(5,843,892)	(2,860,161)
Class C1	—	—	(559,459)	(1,431,825)	—	—
Class Y	(85,740)	(212,476)	(1,253,895)	(3,775,564)	(7,335,937)	(5,054,599)
Class I	(1,192,049)	(2,030,406)	(7,573,948)	(12,761,040)	(2,441,443)	(2,203,122)
Class R6	(1,970,693)	(3,555,734)	(42,664)	(82,462)	(290,240)	(550,222)
Total distributions	(3,727,102)	(6,762,252)	(10,625,567)	(19,804,162)	(15,911,512)	(10,668,104)
Capital Stock transactions:
Class A Shares:
Shares sold	791,360	677,669	13,406,967	3,937,498	1,240,772	797,271
Issued to shareholders in reinvestment of distributions	471,195	950,092	1,161,987	1,690,012	5,817,199	2,848,427
Shares redeemed	(2,538,936)	(4,133,261)	(4,760,459)	(4,849,189)	(3,473,257)	(6,734,953)
Net increase (decrease) from capital stock transactions	(1,276,381)	(2,505,500)	9,808,495	778,321	3,584,714	(3,089,255)
Class C Shares:[1]
Shares sold			115,500	3,308,936
Issued to shareholders in reinvestment of distributions			554,638	1,380,200
Shares redeemed			(16,257,209)	(2,342,152)
Net increase (decrease) from capital stock transactions			(15,587,071)	2,346,984
Class Y Shares:
Shares sold	280,502	375,095	1,866,927	18,593,662	3,637,560	11,874,471
Issued to shareholders in reinvestment of distributions	80,602	191,280	1,181,388	3,606,025	7,133,449	4,925,453
Shares redeemed	(1,455,762)	(2,171,078)	(18,431,134)	(42,804,065)	(18,935,200)	(56,981,653)
Net decrease from capital stock transactions	(1,094,658)	(1,604,703)	(15,382,819)	(20,604,378)	(8,164,191)	(40,181,729)
Class I Shares:
Shares sold	16,865,172	11,025,905	30,507,652	82,010,196	2,282,282	8,528,699
Issued to shareholders in reinvestment of distributions	1,191,945	1,922,222	7,573,947	12,760,484	2,441,443	2,180,144
Shares redeemed	(11,178,014)	(10,092,065)	(47,600,413)	(76,233,129)	(10,636,612)	(29,662,824)
Net increase (decrease) from capital stock transactions	6,879,103	2,856,062	(9,518,814)	18,537,551	(5,912,887)	(18,953,981)
Class R6 Shares:
Shares sold	4,044,782	18,581,724	644,146	131,654	2,883,422	348,063
Issued to shareholders in reinvestment of distributions	49,266	98,287	42,664	82,462	290,240	159,794
Shares redeemed	(4,260,868)	(15,039,869)	(536,873)	(567,207)	(3,194,695)	(10,366,935)
Net increase (decrease) from capital stock transactions	(166,820)	3,640,142	149,937	(353,091)	(21,033)	(9,859,078)
Total increase (decrease) from capital stock transactions	4,341,244	2,386,001	(30,530,272)	705,387	(10,513,397)	(72,084,043)
Total increase (decrease) in net assets	5,461,202	14,507,316	(58,782,697)	7,677,156	(31,135,364)	(48,590,467)
Net Assets at end of period	$201,554,055	$196,092,853	$193,182,889	$251,965,586	$117,794,670	$148,930,034

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Changes in Net Assets – continued

	Core Bond Fund		Covered Call & Equity Income Fund		Dividend Income Fund
	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024
Capital Share transactions:
Class A Shares:
Shares sold	88,018	75,294	1,519,314	421,432	46,988	29,505
Issued to shareholders in reinvestment of distributions	52,248	105,792	132,566	180,948	227,135	106,342
Shares redeemed	(282,188)	(459,691)	(543,694)	(519,234)	(130,975)	(248,200)
Net increase (decrease) from capital share transactions	(141,922)	(278,605)	1,108,186	83,146	143,148	(112,353)
Class C Shares:[1]
Shares sold			13,964	399,739
Issued to shareholders in reinvestment of distributions			71,659	167,977
Shares redeemed			(2,110,306)	(285,193)
Net increase (decrease) from capital share transactions			(2,024,683)	282,523
Class Y Shares:
Shares sold	31,206	41,967	199,397	1,888,146	137,392	439,594
Issued to shareholders in reinvestment of distributions	9,001	21,431	126,856	368,090	278,417	183,942
Shares redeemed	(162,720)	(243,557)	(1,934,771)	(4,400,619)	(712,087)	(2,116,801)
Net decrease from capital share transactions	(122,513)	(180,159)	(1,608,518)	(2,144,383)	(296,278)	(1,493,265)
Class I Shares:
Shares sold	1,893,630	1,228,231	3,315,167	8,368,172	81,592	320,517
Issued to shareholders in reinvestment of distributions	133,610	216,196	814,831	1,300,815	95,364	81,507
Shares redeemed	(1,255,029)	(1,135,386)	(5,057,533)	(7,754,598)	(393,457)	(1,100,182)
Net increase (decrease) from capital share transactions	772,211	309,041	(927,535)	1,914,389	(216,501)	(698,158)
Class R6 Shares:
Shares sold	451,905	2,076,996	63,510	13,153	96,746	12,859
Issued to shareholders in reinvestment of distributions	5,526	11,057	4,492	8,240	11,327	5,956
Shares redeemed	(474,463)	(1,730,107)	(52,539)	(56,708)	(107,728)	(391,925)
Net increase (decrease) from capital share transactions	(17,032)	357,946	15,463	(35,315)	345	(373,110)

[1]	As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Statements of Changes in Net Assets – continued

	Large Cap Fund		Mid Cap Fund		Small Cap Fund
	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024	(unaudited) Six-Months Ended 4/30/25	Year Ended October 31, 2024
Net Assets at beginning of period	$418,113,988	$333,251,378	$1,885,497,410	$818,178,739	$188,004,390	$159,012,042
Increase (decrease) in net assets from operations:
Net investment income	2,286,224	1,291,485	12,665,816	5,183,463	155,678	10,917
Net realized gain (loss)	12,474,707	21,811,552	20,426,358	92,580,444	14,170,729	18,708,098
Net change in unrealized appreciation (depreciation)	(21,862,823)	75,613,657	(116,296,614)	151,051,194	(29,349,775)	37,899,373
Net increase (decrease) in net assets from operations	(7,101,892)	98,716,694	(83,204,440)	248,815,101	(15,023,368)	56,618,388
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(6,186,432)	(7,677,989)	(4,818,771)	(922,221)	(369,450)	(11,238)
Class Y	(7,698,894)	(8,573,541)	(27,551,589)	(4,031,088)	(15,176,025)	(472,024)
Class I	(6,440,795)	(7,275,766)	(57,207,978)	(6,314,641)	(1,345,844)	(38,271)
Class R6	(4,017,316)	(5,271,656)	(19,807,116)	(1,990,864)	(45,902)	(762)
Total distributions	(24,343,437)	(28,798,952)	(109,385,454)	(13,258,814)	(16,937,221)	(522,295)
Capital Stock transactions:
Class A Shares:
Shares sold	4,204,372	3,411,398	4,271,714	15,243,003	325,792	272,005
Issued to shareholders in reinvestment of distributions	6,148,831	7,630,977	4,803,988	917,461	368,001	11,197
Shares redeemed	(9,146,652)	(11,218,364)	(8,645,469)	(10,928,286)	(668,087)	(723,805)
Net increase (decrease) from capital stock transactions	1,206,551	(175,989)	430,233	5,232,178	25,706	(440,603)
Class Y Shares:
Shares sold	10,797,607	25,895,387	117,433,667	249,264,325	2,747,241	6,098,137
Issued to shareholders in reinvestment of distributions	7,028,872	7,829,873	27,187,188	3,945,121	14,808,585	460,853
Shares redeemed	(18,562,875)	(21,354,862)	(151,612,197)	(104,769,135)	(12,092,702)	(32,180,477)
Net increase (decrease) from capital stock transactions	(736,396)	12,370,398	(6,991,342)	148,440,311	5,463,124	(25,621,487)
Class I Shares:
Shares sold	20,018,707	32,570,300	486,429,521	670,718,017	1,482,001	4,545,491
Issued to shareholders in reinvestment of distributions	6,440,795	7,087,145	57,137,375	6,189,298	1,345,844	38,271
Shares redeemed	(12,997,455)	(29,268,742)	(196,137,967)	(181,335,879)	(2,450,122)	(5,814,930)
Net increase (decrease) from capital stock transactions	13,462,047	10,388,703	347,428,929	495,571,436	377,723	(1,231,168)
Class R6 Shares:
Shares sold	7,946,264	11,322,207	123,155,399	219,018,810	712,184	265,362
Issued to shareholders in reinvestment of distributions	3,814,534	5,271,656	9,737,256	846,593	45,902	762
Shares redeemed	(10,405,215)	(24,232,107)	(89,384,606)	(37,346,944)	(549,689)	(76,611)
Net increase (decrease) from capital stock transactions	1,355,583	(7,638,244)	43,508,049	182,518,459	208,397	189,513
Total increase (decrease) from capital stock transactions	15,287,785	14,944,868	384,375,869	831,762,384	6,074,950	(27,103,745)
Total increase (decrease) in net assets	(16,157,544)	84,862,610	191,785,975	1,067,318,671	(25,885,639)	28,992,348
Net Assets at end of period	$401,956,444	$418,113,988	$2,077,283,385	$1,885,497,410	$162,118,751	$188,004,390
Capital Share transactions:
Class A Shares:
Shares sold	141,838	119,633	278,293	1,010,839	29,432	26,003
Issued to shareholders in reinvestment of distributions	209,572	288,621	316,677	63,361	32,975	1,111
Shares redeemed	(307,160)	(394,961)	(571,379)	(731,646)	(59,219)	(68,365)
Net increase (decrease) from capital share transactions	44,250	13,293	23,591	342,554	3,188	(41,251)
Class Y Shares:
Shares sold	359,308	930,821	7,053,267	15,264,555	233,454	568,853
Issued to shareholders in reinvestment of distributions	239,159	295,802	1,646,710	251,282	1,297,860	44,917
Shares redeemed	(620,772)	(745,573)	(9,267,671)	(6,382,084)	(1,071,845)	(3,039,480)
Net increase (decrease) from capital share transactions	(22,305)	481,050	(567,694)	9,133,753	459,469	(2,425,710)
Class I Shares:
Shares sold	679,317	1,166,586	29,489,417	40,898,038	136,110	424,466
Issued to shareholders in reinvestment of distributions	220,500	269,268	3,454,497	393,721	117,747	3,723
Shares redeemed	(441,517)	(1,041,176)	(12,123,939)	(10,948,520)	(218,044)	(562,237)
Net increase (decrease) from capital share transactions	458,300	394,678	20,819,975	30,343,239	35,813	(134,048)
Class R6 Shares:
Shares sold	249,182	407,765	7,036,681	12,774,619	56,105	22,854
Issued to shareholders in reinvestment of distributions	129,044	198,034	571,771	52,388	4,005	74
Shares redeemed	(341,469)	(838,754)	(5,302,737)	(2,184,721)	(41,817)	(6,859)
Net increase (decrease) from capital share transactions	36,757	(232,955)	2,305,715	10,642,286	18,293	16,069

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A
	(unaudited)
	Six-Months		Year Ended October 31,
	Ended 4/30/25		2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.76		$8.78	$8.85	$11.12	$11.15	$10.96
Income from Investment Operations:
Net investment income	0.14	[1]	0.26 [1]	0.21	0.20	0.10	0.13 [2]
Net realized and unrealized gain (loss) on investments	(0.06)		0.97	(0.08)	(1.77)	0.63	0.46
Total from investment operations	0.08		1.23	0.13	(1.57)	0.73	0.59
Less Distributions From:
Net investment income	(0.14)		(0.25)	(0.20)	(0.19)	(0.18)	(0.19)
Capital gains	–		–	–	(0.51)	(0.58)	(0.21)
Total distributions	(0.14)		(0.25)	(0.20)	(0.70)	(0.76)	(0.40)
Net increase (decrease) in net asset value	(0.06)		0.98	(0.07)	(2.27)	(0.03)	0.19
Net Asset Value at end of period	$9.70		$9.76	$8.78	$8.85	$11.12	$11.15
Total Return (%)[3]	0.83	[4]	14.12	1.36	(15.00)	6.72	5.62
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$39,733		$30,555	$30,510	$35,084	$45,932	$44,146
Ratios of expenses to average net assets (%)	0.71	[5]	0.70	0.71	0.71	0.71	0.70
Ratio of net investment income to average net assets (%)	2.72	[5]	2.73	2.24	1.97	0.86	1.19
Portfolio turnover (%)[6]	23	[4]	51	53	84	63	73

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	MODERATE ALLOCATION FUND
	CLASS A
	(unaudited)
	Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$11.15	$9.70	$9.59	$12.22	$11.85	$11.76
Income from Investment Operations:
Net investment income	0.12 [1]	0.25 [1]	0.20	0.28	0.09	0.12 [2]
Net realized and unrealized gain (loss) on investments	(0.16)	1.42	0.04	(1.94)	1.35	0.43
Total from investment operations	(0.04)	1.67	0.24	(1.66)	1.44	0.55
Less Distributions From:
Net investment income	(0.26)	(0.22)	(0.13)	(0.29)	(0.13)	(0.17)
Capital gains	(0.14)	–	–	(0.68)	(0.94)	(0.29)
Total distributions	(0.40)	(0.22)	(0.13)	(0.97)	(1.07)	(0.46)
Net increase (decrease) in net asset value	(0.44)	1.45	0.11	(2.63)	0.37	0.09
Net Asset Value at end of period	$10.71	$11.15	$9.70	$9.59	$12.22	$11.85
Total Return (%)[3]	(0.39)[4]	17.42	2.55	(14.88)	12.66	4.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$86,719	$86,640	$85,230	$92,669	$119,035	$111,135
Ratios of expenses to average net assets (%)	0.71 [5]	0.70	0.70	0.71	0.71	0.70
Ratio of net investment income to average net assets (%)	2.18 [5]	2.29	1.97	2.54	0.70	0.96
Portfolio turnover (%)[6]	27 [4]	51	67	95	71	87

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	AGGRESSIVE ALLOCATION FUND
	CLASS A
	(unaudited)
	Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$11.86	$10.06	$9.83	$12.75	$11.81	$12.02
Income from Investment Operations:
Net investment income	0.10 [1]	0.22 [1]	0.18	0.33	0.08	0.10 [2]
Net realized and unrealized gain (loss) on investments	(0.27)	1.79	0.17	(2.07)	1.89	0.33
Total from investment operations	(0.17)	2.01	0.35	(1.74)	1.97	0.43
Less Distributions From:
Net investment income	(0.23)	(0.21)	(0.12)	(0.34)	(0.09)	(0.16)
Capital gains	(0.26)	–	–	(0.84)	(0.94)	(0.48)
Total distributions	(0.49)	(0.21)	(0.12)	(1.18)	(1.03)	(0.64)
Net increase (decrease) in net asset value	(0.66)	1.80	0.23	(2.92)	0.94	(0.21)
Net Asset Value at end of period	$11.20	$11.86	$10.06	$9.83	$12.75	$11.81
Total Return (%)[3]	(1.50)[4]	20.11	3.62	(15.22)	17.33	3.59
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$51,103	$52,116	$48,888	$48,969	$60,837	$56,089
Ratios of expenses to average net assets (%)	0.70 [5]	0.70	0.70	0.71	0.71	0.70
Ratio of net investment income to average net assets (%)	1.75 [5]	1.97	1.74	2.89	0.62	0.78
Portfolio turnover (%)[6]	31 [4]	55	71	99	84	105

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	DIVERSIFIED INCOME FUND
	CLASS A
	(unaudited)
	Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$12.96	$13.70	$15.06	$18.42	$15.52	$16.37
Income from Investment Operations:
Net investment income	0.23 [1]	0.76 [1]	0.31	0.27	0.23	0.26 [2]
Net realized and unrealized gain (loss) on investments	(0.27)	0.97	(0.47)	(1.54)	3.11	(0.04)
Total from investment operations	(0.04)	1.73	(0.16)	(1.27)	3.34	0.22
Less Distributions From:
Net investment income	(0.30)	(0.80)	(0.31)	(0.28)	(0.24)	(0.27)
Capital gains	(0.11)	(1.67)	(0.89)	(1.81)	(0.20)	(0.80)
Total distributions	(0.41)	(2.47)	(1.20)	(2.09)	(0.44)	(1.07)
Net increase (decrease) in net asset value	(0.45)	(0.74)	(1.36)	(3.36)	2.90	(0.85)
Net Asset Value at end of period	$12.51	$12.96	$13.70	$15.06	$18.42	$15.52
Total Return (%)[3]	(0.32)[4]	13.50	(1.35)	(7.92)	21.74	1.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$126,995	$116,187	$119,989	$136,578	$158,336	$134,213
Ratios of expenses to average net assets (%)	0.66 [5]	0.66	1.00	1.11	1.11	1.10
Ratio of net investment income to average net assets (%)	3.55 [5]	5.85	2.14	1.61	1.27	1.66
Portfolio turnover (%)[6]	22 [4]	8	118	32	34	31

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	TAX-FREE NATIONAL FUND
	CLASS Y
	(unaudited)
	Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.99	$9.57	$9.73	$10.98	$11.08	$10.96
Income from Investment Operations:
Net investment income	0.12 [1]	0.22 [1]	0.20	0.18	0.18	0.21 [2]
Net realized and unrealized gain (loss) on investments	(0.13)	0.42	(0.09)	(1.15)	(0.10)	0.15
Total from investment operations	(0.01)	0.64	0.11	(0.97)	0.08	0.36
Less Distributions From:
Net investment income	(0.12)	(0.22)	(0.20)	(0.18)	(0.18)	(0.21)
Capital gains	–	–	(0.07)	(0.10)	–	(0.03)
Total distributions	(0.12)	(0.22)	(0.27)	(0.28)	(0.18)	(0.24)
Net increase (decrease) in net asset value	(0.13)	0.42	(0.16)	(1.25)	(0.10)	0.12
Net Asset Value at end of period	$9.86	$9.99	$9.57	$9.73	$10.98	$11.08
Total Return (%)[3]	(0.14)[4]	6.66	1.06	(8.98)	0.75	3.36
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,076	$17,479	$17,114	$17,621	$22,331	$23,377
Ratios of expenses to average net assets (%)	0.76 [5]	0.76	0.76	0.76	0.76	0.75
Ratio of net investment income to average net assets (%)	2.39 [5]	2.15	2.02	1.74	1.65	1.91
Portfolio turnover (%)[6]	6 [4]	13	16	10	18	13

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	HIGH QUALITY BOND FUND
	CLASS Y							CLASS I
	(unaudited) Six-Months		Year Ended October 31,					(unaudited) Six-Months		Year Ended October 31,		Period Ended October 31,
	Ended 4/30/25		2024	2023	2022	2021	2020	Ended 4/30/25		2024	2023	2022[1]
Net Asset Value at beginning of period	$10.41		$9.99	$9.99	$11.15	$11.42	$11.11	$10.48		$10.05	$10.05	$10.84
Income from Investment Operations:
Net investment income	0.16	[1]	0.29 [1]	0.20	0.13	0.10	0.13 [2]	0.18	[2]	0.31 [2]	0.22	0.09
Net realized and unrealized gain (loss) on investments	0.16		0.42	(0.01)	(1.11)	(0.24)	0.32	0.15		0.42	(0.02)	(0.79)
Total from investment operations	0.32		0.71	0.19	(0.98)	(0.14)	0.45	0.33		0.73	0.20	(0.70)
Less Distributions From:
Net investment income	(0.16)		(0.29)	(0.19)	(0.12)	(0.10)	(0.14)	(0.17)		(0.30)	(0.20)	(0.09)
Capital gains	-		–	–	(0.06)	(0.03)	–	–		–	–	–
Total distributions	(0.16)		(0.29)	(0.19)	(0.18)	(0.13)	(0.14)	(0.17)		(0.30)	(0.20)	(0.09)
Net increase (decrease) in net asset value	0.16		0.42	–	(1.16)	(0.27)	0.31	0.16		0.43	–	(0.79)
Net Asset Value at end of period	$10.57		$10.41	$9.99	$9.99	$11.15	$11.42	$10.64		$10.48	$10.05	$10.05
Total Return (%)[4]	3.14	[5]	7.20	1.92	(8.88)	(1.21)	4.08	3.17	[5]	7.35	2.00	(6.44)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$45,266		$47,051	$42,307	$61,707	$115,682	$184,881	$12,609		$14,466	$11,248	$15,078
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.50	[6]	0.50	0.50	0.50	0.50	0.49	0.41	[6]	0.41	0.41	0.41 [6]
After waiver of expenses by Adviser (%)	0.50	[6]	0.50	0.50	0.46	0.40	0.46	0.41	[6]	0.41	0.41	0.41 [6]
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	3.27	[6]	2.84	1.91	1.04	0.76	1.17	3.36	[6]	2.94	2.00	1.32 [6]
After reimbursement of expenses by Advisor (%)	3.27	[6]	2.84	1.91	1.07	0.86	1.20	3.36	[6]	2.94	2.00	1.32 [6]
Portfolio turnover (%)[7]	19	[5]	33	45	23	13	21	19	[4]	33	45	23

[1]	Class I shares commenced investment operations on March 1, 2022.
[2]	Per share amounts have been calculated using the average shares method.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	CORE BOND FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31					Six-Months		Year Ended October 31
	Ended 4/30/25		2024	2023	2022	2021	2020	Ended 4/30/25		2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.02		$8.43	$8.65	$10.45	$10.78	$10.28	$8.96		$8.38	$8.60	$10.39	$10.71	$10.25
Income from Investment Operations:
Net investment income	0.16	[1]	0.30 [1]	0.24	0.16	0.14	0.18 [2]	0.16	[1]	0.32 [1]	0.25	0.13	(0.02)	0.20 [2]
Net realized and unrealized gain (loss) on investments	0.04		0.58	(0.23)	(1.75)	(0.12)	0.53	0.05		0.57	(0.21)	(1.69)	0.10	0.52
Total from investment operations	0.20		0.88	0.01	(1.59)	0.02	0.71	0.21		0.89	0.04	(1.56)	0.08	0.72
Less Distributions From:
Net investment income	(0.15)		(0.29)	(0.23)	(0.15)	(0.14)	(0.19)	(0.16)		(0.31)	(0.26)	(0.17)	(0.19)	(0.24)
Capital gains	–		–	–	(0.06)	(0.21)	(0.02)	–		–	–	(0.06)	(0.21)	(0.02)
Total distributions	(0.15)		(0.29)	(0.23)	(0.21)	(0.35)	(0.21)	(0.16)		(0.31)	(0.26)	(0.23)	(0.40)	(0.26)
Net increase (decrease) in net asset value	0.05		0.59	(0.22)	(1.80)	(0.33)	0.50	0.05		0.58	(0.22)	(1.79)	(0.32)	0.46
Net Asset Value at end of period	$9.07		$9.02	$8.43	$8.65	$10.45	$10.78	$9.01		$8.96	$8.38	$8.60	$10.39	$10.71
Total Return (%)[3]	2.26	[4]	10.48	0.07	(15.47)	0.21	7.00	2.40	[4]	10.70	0.32	(15.25)	0.73	7.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$27,885		$29,007	$29,453	$32,990	$43,577	$47,304	$4,246		$5,320	$6,482	$6,954	$10,783	$102,811
Ratios of expenses to average net assets (%)	0.85	[5]	0.85	0.85	0.85	0.87	0.90	0.60	[5]	0.60	0.60	0.60	0.65	0.65
Ratio of net investment income to average net assets (%)	3.53	[5]	3.33	2.65	1.57	1.31	1.78	3.77	[5]	3.57	2.90	1.80	1.65	2.03
Portfolio turnover (%)[6]	9	[4]	23	30	21	30	61	9	[4]	23	30	21	30	61

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	CORE BOND FUND
	CLASS I						CLASS R6
	(unaudited)					Period Ended	(unaudited)				Period Ended
	Six-Months		Year Ended October 31,			October 31,	Six-Months		Year Ended October 31,		October 31,
	Ended 4/30/25		2024	2023	2022	2021[1]	Ended 4/30/25		2024	2023	2022[2]
Net Asset Value at beginning of period	$8.92		$8.34	$8.56	$10.36	$10.39	$8.92		$8.34	$8.56	$9.90
Income from Investment Operations:
Net investment income	0.17	[3]	0.33 [3]	0.27	0.17	0.11	0.17	[3]	0.33 [3]	0.27	0.13
Net realized and unrealized gain (loss) on investments	0.05		0.57	(0.22)	(1.72)	(0.02)	0.05		0.58	(0.22)	(1.33)
Total from investment operations	0.22		0.90	0.05	(1.55)	0.09	0.22		0.91	0.05	(1.20)
Less Distributions From:
Net investment income	(0.17)		(0.32)	(0.27)	(0.19)	(0.12)	(0.17)		(0.33)	(0.27)	(0.14)
Capital gains	–		–	-	(0.06)	–	–		–	–	–
Total distributions	(0.17)		(0.32)	(0.27)	(0.25)	(0.12)	(0.17)		(0.33)	(0.27)	(0.14)
Net increase (decrease) in net asset value	0.05		0.58	(0.22)	(1.80)	(0.03)	0.05		0.58	(0.22)	(1.34)
Net Asset Value at end of period	$8.97		$8.92	$8.34	$8.56	$10.36	$8.97		$8.92	$8.34	$8.56
Total Return (%)[4]	2.46	[5]	10.86	0.42	(15.20)	0.88	2.50	[4]	10.95	0.50	(12.22)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$66,385		$59,134	$52,699	$45,963	$133,692	$103,038		$102,632	$92,952	$93,641
Ratios of expenses to average net assets (%)	0.50	[6]	0.50	0.50	0.50	0.50 [6]	0.42	[6]	0.42	0.42	0.42 [6]
Ratio of net investment income to average net assets (%)	3.88	[6]	3.68	3.01	1.77	1.57 [6]	3.96	[6]	3.75	3.09	2.20 [6]
Portfolio turnover (%)[7]	9	[5]	23	30	21	30	9	[5]	23	30	21

[1]	Class I shares commenced investment operations on March 1, 2021
[2]	Class R6 shares commenced investment operations on March 1, 2021
[3]	Per share amounts have been calculated using the average shares method.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	COVERED CALL & EQUITY INCOME FUND
	CLASS A						CLASS Y
	(unaudited)						(unaudited)
	Six-Months	Year Ended October 31,					Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020	Ended 4/30/25	2024	2023	2022	2021	2022
Net Asset Value at beginning of period	$9.41	$9.18	$9.19	$9.60	$7.80	$7.84	$9.91	$9.61	$9.57	$9.95	$8.05	$8.06
Income from Investment Operations:
Net investment income	0.06 [1]	0.17 [1]	0.32	0.05	0.02	(0.09)[2]	0.09 [1]	0.21 [1]	0.17	(0.21)	0.04	(0.39)[2]
Net realized and unrealized gain (loss) on investments	(0.81)	0.81	0.33	0.17	2.37	0.60	(0.87)	0.85	0.54	0.46	2.45	0.94
Total from investment operations	(0.75)	0.98	0.65	0.22	2.39	0.51	(0.78)	1.06	0.71	0.25	2.49	0.55
Less Distributions From:
Net investment income	(0.45)	(0.75)	(0.66)	(0.43)	(0.43)	(0.39)	(0.45)	(0.76)	(0.67)	(0.43)	(0.43)	(0.40)
Capital gains	–	–	–	(0.20)	(0.16)	(0.16)	–	–	–	(0.20)	(0.16)	(0.16)
Total distributions	(0.45)	(0.75)	(0.66)	(0.63)	(0.59)	(0.55)	(0.45)	(0.76)	(0.67)	(0.63)	(0.59)	(0.56)
Net increase (decrease) in net asset value	(1.20)	0.23	(0.01)	(0.41)	1.80	(0.04)	(1.23)	0.30	0.04	(0.38)	1.90	(0.01)
Net Asset Value at end of period	$8.21	$9.41	$9.18	$9.19	$9.60	$7.80	$8.68	$9.91	$9.61	$9.57	$9.95	$8.05
Total Return (%)[3]	(8.25)[4]	11.01	7.18	2.50	31.18	7.10	(8.08)[4]	11.32	7.49	2.78	31.54	7.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,286	$21,991	$20,690	$14,044	$14,811	$11,996	$19,134	$37,801	$57,277	$36,964	$66,982	$59,966
Ratios of expenses to average net assets (%)	1.26 [5]	1.26	1.26	1.26	1.26	1.25	1.01 [5]	1.01	1.01	1.01	1.01	1.01
Ratio of net investment income to average net assets (%)	1.59 [5]	1.81	1.50	0.57	0.09	0.70	2.00 [5]	2.14	1.75	0.84	0.34	0.98
Portfolio turnover (%)[6]	31 [4]	144	102	99	162	108	31 [4]	144	102	99	162	108

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	COVERED CALL & EQUITY INCOME FUND
	CLASS I					CLASS R6
	(unaudited)				(unaudited)
	Six-Months Ended	Year Ended October 31,			Six-Months Ended	Year Ended October 31,
	4/30/25	2024	2023	2022[7]	4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.92	$9.62	$9.57	$9.79	$10.14	$9.81	$9.74	$10.12	$8.17	$8.16
Income from Investment Operations:
Net investment income	0.10	0.21 [1]	0.29	0.38	0.09 [1]	0.22 [1]	0.03	0.04	0.17	(0.45)[2]
Net realized and unrealized gain (loss) on investments	(0.88)	0.85	0.43	(0.18)	(0.89)	0.87	0.71	0.23	2.37	1.02
Total from investment operations	(0.78)	1.06	0.72	0.20	(0.80)	1.09	0.74	0.27	2.54	0.57
Less Distributions From:
Net investment income	(0.46)	(0.76)	(0.67)	(0.42)	(0.46)	(0.76)	(0.67)	(0.45)	(0.43)	(0.40)
Capital gains	–	–	–	–	–	–	–	(0.20)	(0.16)	(0.16)
Total distributions	(0.46)	(0.76)	(0.67)	(0.42)	(0.46)	(0.76)	(0.67)	(0.65)	(0.59)	(0.56)
Net increase (decrease) in net asset value	(2.65)	0.30	0.05	(0.22)	(1.26)	0.33	0.07	(0.38)	1.95	0.01
Net Asset Value at end of period	$8.68	$9.92	$9.62	$9.57	$8.88	$10.14	$9.81	$9.74	$10.12	$8.17
Total Return (%)[3]	(8.16)[4]	11.33	7.61	2.22	(8.16)[4]	11.44	7.71	2.89	31.69	7.51
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$144,872	$174,678	$150,951	$75,060	$891	$860	$1,178	$765	$544	$1,439
Ratios of expenses to average net assets (%)	0.96 [5]	0.96	0.96	0.96 [5]	0.88 [5]	0.88	0.88	0.88	0.88	0.87
Ratio of net investment income to average net assets (%)	1.96 [5]	2.09	1.80	1.06 [5]	1.92 [5]	2.23	1.85	0.95	0.60	1.10
Portfolio turnover (%)[6]	31 [4]	144	102	99	31 [4]	144	102	99	162	108

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Class I shares commenced investment operations on March 1, 2022

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVIDEND INCOME FUND
	CLASS A							CLASS Y
	(unaudited) Six-Months Ended	Year Ended October 31,				Period Ended October 31,		(unaudited) Six-Months Ended	Year Ended October 31,
	4/30/25	2024	2023	2022	2021	2020[1]		4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$29.11	$25.34	$29.27	$34.13	$26.10	$25.17		$29.12	$25.36	$29.29	$34.19	$26.14	$27.65
Income from Investment Operations:
Net investment income	0.22 [2]	0.50 [2]	0.56	0.52	0.39	0.16	[3]	0.26 [2]	0.58 [2]	0.69	0.60	0.50	0.513
Net realized and unrealized gain (loss) on investments	(1.26)	4.77	(1.90)	(1.73)	8.06	0.98		(1.26)	4.75	(1.96)	(1.73)	8.03	(0.88)
Total from investment operations	(1.04)	5.27	(1.34)	(1.21)	8.45	1.14		(1.00)	5.33	(1.27)	(1.13)	8.53	(0.37)
Less Distributions From:
Net investment income	(0.24)	(0.50)	(0.58)	(0.44)	(0.42)	(0.21)		(0.28)	(0.57)	(0.65)	(0.56)	(0.48)	(0.45)
Capital gains	(3.01)	(1.00)	(2.01)	(3.21)	–	–		(3.01)	(1.00)	(2.01)	(3.21)	–	(0.69)
Total distributions	(3.25)	(1.50)	(2.59)	(3.65)	(0.42)	(0.21)		(3.29)	(1.57)	(2.66)	(3.77)	(0.48)	(1.14)
Net Increase (decrease) in net asset value	(4.29)	3.77	(3.93)	(4.86)	8.03	0.93		(4.29)	3.76	(3.93)	(4.90)	8.05	(1.51)
Net Asset Value at end of period	$24.82	$29.11	$25.34	$29.27	$34.13	$26.10		$24.83	$29.12	$25.36	$29.29	$34.19	$26.14
Total Return (%)[4]	(3.88)[5]	21.41	(5.23)	(4.23)	32.52	4.53	[5]	(3.76)[5]	21.65	(4.99)	(3.98)	32.81	(1.42)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,495	$52,720	$48,746	$55,902	$62,716	$51,207		$51,815	$69,409	$98,291	$165,998	$188,287	$171,733
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	1.16 [6]	1.16	1.16	1.16	1.16	1.17	[6]	0.91 [6]	0.91	0.91	0.91	0.91	1.02
After waiver of expenses by Adviser (%)								0.91 [6]	0.91	0.91	0.91	0.91	0.93
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	1.67 [6]	1.85	1.97	1.64	1.25	1.09	[6]	1.91 [6]	2.13	2.23	1.89	1.50	1.72
After reimbursement of expenses by Advisor (%)								1.91 [6]	2.13	2.23	1.89	1.50	1.81
Portfolio turnover (%)[7]	8 [5]	28	26	33	31	33	[5]	8 [5]	28	26	33	31	33

[1]	Class A shares commenced investment operations on June 1, 2020
[2]	Per share amounts have been calculated using the average shares method.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	CLASS I						CLASS R6
	(unaudited) Six-Months	Year Ended October 31,				Period Ended October 31,	(unaudited) Six-Months			Period Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020[7]	Ended 4/30/25	2024	2023	2022[8]
Net Asset Value at beginning of period	$29.11	$25.34	$29.27	$34.20	$26.14	$27.19	$29.11	$25.35	$29.28	$31.05
Income from Investment Operations:
Net investment income	0.27 [2]	0.61 [2]	0.67	0.63	0.52	0.06 [3]	0.27 [2]	0.65 [2]	0.63	0.39
Net realized and unrealized gain (loss) on investments	(1.27)	4.76	(1.91)	(1.73)	8.05	(1.02)	(1.24)	4.73	(1.85)	(1.72)
Total from investment operations	(1.00)	5.37	(1.24)	(1.10)	8.57	(0.96)	(0.97)	5.38	(1.22)	(1.33)
Less Distributions From:
Net investment income	(0.29)	(0.60)	(0.68)	(0.62)	(0.51)	(0.09)	(0.30)	(0.62)	(0.70)	(0.44)
Capital gains	(3.01)	(1.00)	(2.01)	(3.21)	–	–	(3.01)	(1.00)	(2.01)	–
Total distributions	(3.30)	(1.60)	(2.69)	(3.83)	(0.51)	(0.09)	(3.31)	(1.62)	(2.71)	(0.44)
Net increase (decrease) in net asset value	(4.30)	3.77	(3.93)	(4.93)	8.06	(1.05)	(4.28)	3.76	(3.93)	(1.77)
Net Asset Value at end of period	$24.81	$29.11	$25.34	$29.27	$34.20	$26.14	$24.83	$29.11	$25.35	$29.28
Total Return (%)[3]	(3.75)[4]	21.84	(4.90)	(3.88)	32.95	(3.53)[4]	(3.64)[4]	21.88	(4.82)	(4.25)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,320	$24,274	$38,826	$59,812	$72,215	$51,725	$2,164	$2,527	$11,657	$19,575
Ratios of expenses to average net assets (%)	0.81 [5]	0.81	0.81	0.81	0.81	0.82 [5]	0.72 [5]	0.73	0.73	0.73 [5]
Ratio of net investment income to average net assets (%)	2.02 [5]	2.24	2.34	2.02	1.60	1.55 [5]	2.08 [5]	2.42	2.41	2.03 [5]
Portfolio turnover (%)[6]	8 [4]	28	26	33	31	33 [4]	8 [4]	28	26	33

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Class I shares commenced investment operations on September 1, 2020
[8]	Class R6 shares commenced investment operations on March 1, 2022

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	LARGE CAP FUND
	CLASS A						CLASS Y
	(unaudited) Six-Months	Year Ended October 31,					(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020	Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$30.23	$25.28	$23.65	$28.72	$23.81	$23.76	$30.34	$25.36	$23.72	$28.78	$23.84	$23.83
Income from Investment Operations:
Net investment income	0.13 [1]	0.02 [1]	(0.01)	(0.01)	(0.01)	0.04 [2]	0.16 [1]	0.09 [1]	0.06	0.05	0.12	0.14 [2]
Net realized and unrealized gain (loss) on investments	(0.62)	7.03	3.09	(2.92)	7.29	1.31	(0.62)	7.06	3.09	(2.93)	7.24	1.29
Total from investment operations	(0.49)	7.05	3.08	(2.93)	7.28	1.35	(0.46)	7.15	3.15	(2.88)	7.36	1.43
Less Distributions From:
Net investment income	(0.10)	–	–	–	–	–	(0.18)	(0.07)	(0.06)	(0.04)	(0.05)	(0.12)
Capital gains	(1.59)	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)	(1.59)	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)
Total distributions	(1.69)	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)	(1.77)	(2.17)	(1.51)	(2.18)	(2.42)	(1.42)
Net increase (decrease) in net asset value	(2.18)	4.95	1.63	(5.07)	4.91	0.05	(2.23)	4.98	1.64	(5.06)	4.94	0.01
Net Asset Value at end of period	$28.05	$30.23	$25.28	$23.65	$28.72	$23.81	$28.11	$30.34	$25.36	$23.72	$28.78	$23.84
Total Return (%)[3]	(1.86)[4]	29.08	13.75	(11.33)	32.37	5.75	(1.77)[4]	29.43	(14.03)	(11.13)	32.72	6.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$105,583	$112,454	$93,711	$88,286	$108,515	$88,934	$120,911	$131,142	$97,446	$89,391	$112,166	$157,991
Ratios of expenses to average net assets (%)	1.16 [5]	1.16	1.16	1.16	1.16	1.18	0.91 [5]	0.91	0.91	0.91	0.91	0.94
Ratio of net investment income to average net assets (%)	0.85 [5]	0.09	(0.03)	(0.05)	(0.03)	0.18	1.11 [5]	0.32	0.22	0.21	0.25	0.54
Portfolio turnover (%)[6]	8 [4]	16	22	18	17	41	8 [4]	16	22	18	17	41

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	LARGE CAP FUND
	CLASS I							CLASS R6
	(unaudited) Six-Months	Year Ended October 31,				Period Ended October 31,		(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020[7]		Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$30.19	$25.28	$23.67	$28.75	$23.84	$24.51		$30.55	$25.57	$23.95	$29.09	$24.12	$24.06
Income from Investment Operations:
Net investment income	0.17 [1]	0.12 [1]	0.10	0.07	0.10	0.00	[2,8]	0.19 [1]	0.15 [1]	0.11	0.08	0.11	0.03 [2]
Net realized and unrealized gain (loss) on investments	(0.61)	7.01	3.07	(2.91)	7.28	(0.67)		(0.62)	7.10	3.10	(2.93)	7.37	1.45
Total from investment operations	(0.44)	7.13	3.17	(2.84)	7.38	(0.67)		(0.43)	7.25	3.21	(2.85)	7.48	1.48
Less Distributions From:
Net investment income	(0.21)	(0.12)	(0.11)	(0.10)	(0.10)	–		(0.24)	(0.17)	(0.14)	(0.15)	(0.14)	(0.12)
Capital gains	(1.59)	(2.10)	(1.45)	(2.14)	(2.37)	–		(1.59)	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)
Total distributions	(1.80)	(2.22)	(1.56)	(2.24)	(2.47)	–		(1.83)	(2.27)	(1.59)	(2.29)	(2.51)	(1.42)
Net increase (decrease) in net asset value	(2.24)	4.91	1.61	(5.08)	4.91	(0.67)		(2.26)	4.98	1.62	(5.14)	4.97	0.06
Net Asset Value at end of period	$27.95	$30.19	$25.28	$23.67	$28.75	$23.84		$28.29	$30.55	$25.57	$23.95	$29.09	$24.12
Total Return (%)[3]	(1.71)[4]	29.51	14.17	(11.03)	32.87	(2.73)[4]		(1.67)[4]	29.66	14.23	(10.96)	32.96	6.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$112,656	$107,831	$80,308	$71,885	$104,617	$20,643		$62,806	$66,687	$61,787	$50,843	$84,331	$70,490
Ratios of expenses to average net assets (%)	0.81 [5]	0.81	0.81	0.81	0.81	0.82	[5]	0.73 [5]	0.73	0.73	0.73	0.73	0.74
Ratio of net investment income (loss) to average net assets (%)	1.18 [5]	0.42	0.31	0.31	0.30	0.02	[5]	1.26 [5]	0.52	0.40	0.41	0.39	0.26
Portfolio turnover (%)[6]	8 [4]	16	22	18	17	41	[4]	8 [4]	16	22	18	17	41

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Class I shares commenced investment operations on September 1, 2020
[8]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	MID CAP FUND
	CLASS A						CLASS Y
	(unaudited) Six-Months	Year Ended October 31,					(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020	Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$15.69	$12.66	$11.68	$13.68	$10.26	$11.09	$17.07	$13.72	$12.58	$14.62	$10.89	$11.71
Income from Investment Operations:
Net investment income	0.06 [1]	(0.01)[1]	(0.04)	(0.09)	(0.07)	(0.08)[2]	0.11 [1]	0.06 [1]	0.03	(0.03)	0.02	(0.03)[2]
Net realized and unrealized gain (loss) on investments	(0.58)	3.21	1.27	(1.27)	3.91	(0.32)	(0.64)	3.48	1.36	(1.37)	4.13	(0.36)
Total from investment operations	(0.52)	3.20	1.23	(1.36)	3.84	(0.40)	(0.53)	3.54	1.39	(1.40)	4.15	(0.39)
Less Distributions From:
Net investment income	(0.04)	–	–	–	–	–	(0.12)	(0.02)	–	–	–	–
Capital gains	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)
Total distributions	(0.86)	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)	(0.94)	(0.19)	(0.25)	(0.64)	(0.42)	(0.43)
Net increase (decrease) in net asset value	(1.38)	3.03	0.98	(2.00)	3.42	(0.83)	(1.47)	3.35	1.14	(2.04)	3.73	(0.82)
Net Asset Value at end of period	$14.31	$15.69	$12.66	$11.68	$13.68	$10.26	$15.60	$17.07	$13.72	$12.58	$14.62	$10.89
Total Return (%)[3]	(3.61)[4]	25.43	10.68	(10.62)	38.24	(3.81)	(3.39)[4]	25.97	11.20	(10.17)	38.89	(3.52)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$80,654	$88,044	$66,717	$63,417	$76,625	$58,782	$429,893	$479,998	$260,474	$253,477	$263,892	$323,841
Ratios of expenses to average net assets (%)	1.35 [5]	1.36	1.39	1.40	1.39	1.40	0.90 [5]	0.91	0.94	0.95	0.95	0.97
Ratio of net investment income to average net assets (%)	0.81 [5]	(0.08)	(0.25)	(0.59)	(0.50)	(0.64)	1.26 [5]	0.34	0.20	(0.14)	(0.04)	(0.20)
Portfolio turnover (%)[6]	9 [4]	16	10	24	24	24	9 [4]	16	10	24	24	24

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	MID CAP FUND
	CLASS I						CLASS R6
	(unaudited) Six-Months	Year Ended October 31,				Period Ended October 31,	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020[7]	Ended 4/30/25	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$17.11	$13.75	$12.60	$14.64	$10.90	$11.21	$17.60	$14.15	$12.94	$15.04	$11.19	$11.99
Income from Investment Operations:
Net investment income	0.10 [1]	0.07 [1]	0.04	0.00 [8]	(0.03)	(0.01)[2]	0.12 [1]	0.08 [1]	0.04	0.01	0.02	(0.02)[2]
Net realized and unrealized gain (loss) on investments	(0.61)	3.49	1.36	(1.38)	4.19	(0.30)	(0.65)	3.60	1.42	(1.43)	4.27	(0.35)
Total from investment operations	(0.51)	3.56	1.40	(1.38)	4.16	(0.31)	(0.53)	3.68	1.46	(1.42)	4.29	(0.37)
Less Distributions From:
Net investment income	(0.14)	(0.03)	–	(0.02)	–	–	(0.15)	(0.06)	–	(0.04)	(0.02)	–
Capital gains	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)	–	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)
Total distributions	(0.96)	(0.20)	(0.25)	(0.66)	(0.42)	–	(0.97)	(0.23)	(0.25)	(0.68)	(0.44)	(0.43)
Net increase (decrease) in net asset value	(1.47)	3.36	1.15	(2.04)	3.74	(0.31)	(1.50)	3.45	1.21	(2.10)	3.85	(0.80)
Net Asset Value at end of period	$15.64	$17.11	$13.75	$12.60	$14.64	$10.90	$16.10	$17.60	$14.15	$12.94	$15.04	$11.19
Total Return (%)[3]	(3.28)[4]	26.09	11.26	(10.08)	39.01	(2.77)[4]	(3.29)[4]	26.18	11.43	(10.07)	39.20	(3.26)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,228,230	$987,984	$376,668	$274,918	$286,235	$61,805	$338,506	$329,471	$114,320	$88,723	$105,878	$91,562
Ratios of expenses to average net assets (%)	0.80 [5]	0.81	0.84	0.85	0.85	0.86 [5]	0.72 [5]	0.73	0.76	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	1.23 [5]	0.41	0.28	(0.04)	(0.01)	(0.43)[5]	1.37 [5]	0.48	0.37	0.05	0.14	(0.03)
Portfolio turnover (%)[6]	9 [4]	16	10	24	24	24 [4]	9 [4]	16	10	24	24	24

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Class I shares commenced investment operations on September 1, 2020
[8]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SMALL CAP FUND
	CLASS A						CLASS Y
	(unaudited) Six-Months	Year Ended October 31,					(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021	2020	Ended 4/30/25	2024		2023	2022	2021	2020
Net Asset Value at beginning of period	$11.75	$8.56	$9.22	$15.55	$11.04	$11.14	$11.99	$8.71		$9.35	$15.69	$11.11	$11.19
Income from Investment Operations:
Net investment income	(0.01)[1]	(0.03)[1]	(0.04)	(0.05)	(0.09)	(0.02)[2]	0.01 [1]	0.00	[1,7]	(0.02)	(0.03)	(0.07)	0.02 [2]
Net realized and unrealized gain (loss) on investments	(0.87)	3.25	(0.14)	(2.81)	5.46	0.36	(0.90)	3.31		(0.14)	(2.84)	5.51	0.35
Total from investment operations	(0.88)	3.22	(0.18)	(2.86)	5.37	0.34	(0.89)	3.31		(0.16)	(2.87)	5.44	0.37
Less Distributions From:
Net investment income	–	–	–	–	–	–	(0.01)	–		–	0.007	–	(0.01)
Capital gains	(1.08)	(0.03)	(0.48)	(3.47)	(0.86)	(0.44)	(1.08)	(0.03)		(0.48)	(3.47)	(0.86)	(0.44)
Total distributions	(1.08)	(0.03)	(0.48)	(3.47)	(0.86)	(0.44)	(1.09)	(0.03)		(0.48)	(3.47)	(0.86)	(0.45)
Net increase (decrease) in net asset value	(1.96)	3.19	(0.66)	(6.33)	4.51	(0.10)	(1.98)	3.28		(0.64)	(6.34)	4.58	(0.08)
Net Asset Value at end of period	$9.79	$11.75	$8.56	$9.22	$15.55	$11.04	$10.01	$11.99		$8.71	$9.35	$15.69	$11.11
Total Return (%)[3]	(8.60)[4]	37.67	(1.94)	(23.74)	50.17	3.02	(8.55)[4]	38.06		(1.69)	(23.55)	50.50	3.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,374	$4,014	$3,275	$3,417	$4,847	$2,958	$145,410	$168,664		$143,591	$166,238	$253,625	$215,890
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	1.35 [5]	1.35	1.35	1.35	1.39	1.51	1.105	1.10		1.10	1.10	1.15	1.26
After waiver of expenses by Adviser (%)	1.35 [5]	1.35	1.35	1.35	1.38	1.47	1.105	1.10		1.10	1.10	1.14	1.22
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Adviser (%)	(0.08)[5]	(0.25)	(0.42)	(0.52)	(0.67)	(0.18)	0.17 [5]	0.00	[8]	(0.17)	(0.27)	(0.42)	0.08
After reimbursement of expenses by Adviser (%)	(0.08)[5]	(0.25)	(0.42)	(0.52)	(0.66)	(0.14)	0.17 [5]	0.00	[8]	(0.17)	(0.27)	(0.40)	0.12
Portfolio turnover (%)[6]	21 [4]	39	39	41	44	47	21 [4]	39		39	41	44	47

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amounts represent less than $0.005 per share.
[8]	Amounts represent less than 0.01%.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SMALL CAP FUND
	CLASS I					CLASS R6
	(unaudited) Six-Months	Year Ended October 31,			Period Ended October 31,	(unaudited) Six-Months	Year Ended October 31,		Period Ended October 31,
	Ended 4/30/25	2024	2023	2022	2021[6]	Ended 4/30/25	2024	2023	2022[7]
Net Asset Value at beginning of period	$12.02	$8.72	$9.36	$15.70	$14.41	$12.05	$8.74	$9.36	$11.30
Income from Investment Operations:
Net investment income	0.01 [1]	0.01 [1]	(0.01)	(0.02)	(0.03)	0.02 [1]	0.02 [1]	–	0.00 [8]
Net realized and unrealized gain (loss) on investments	(0.89)	3.32	(0.15)	(2.83)	1.32	(0.90)	3.32	(0.14)	(1.94)
Total from investment operations	(0.88)	3.33	(0.16)	(2.85)	1.29	(0.88)	3.34	(0.14)	(1.94)
Less Distributions From:
Net investment income	(0.02)	–	–	(0.02)	–	(0.03)	–	–	–
Capital gains	(1.08)	(0.03)	(0.48)	(3.47)	–	(1.08)	(0.03)	(0.48)	–
Total distributions	(1.10)	(0.03)	(0.48)	(3.49)	–	(1.11)	(0.03)	(0.48)	–
Net increase (decrease) in net asset value	(1.98)	3.30	(0.64)	(6.34)	1.29	(1.99)	3.31	(0.62)	(1.94)
Net Asset Value at end of period	$10.04	$12.02	$8.72	$9.36	$15.70	$10.06	$12.05	$8.74	$9.36
Total Return (%)[2]	(8.42)[3]	38.24	(1.58)	(23.52)	8.95	(8.42)[3]	38.27	(1.46)	(17.17)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,735	$14,828	$11,925	$13,863	$21,868	$600	$498	$220	$161
Ratios of expenses to average net assets (%)	1.00 [4]	1.00	1.00	1.00	1.00 [4]	0.91 [4]	0.92	0.92	0.92 [4]
Ratio of net investment income to average net assets (%)	0.27 [4]	0.10	(0.07)	(0.16)	(0.36)[4]	0.27 [4]	0.16	(0.01)	(0.06)[4]
Portfolio turnover (%)[5]	21 [3]	39	39	41	44	21 [3]	39	39	41

[1]	Per share amounts have been calculated using the average shares method.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Class I shares commenced investment operations on March 1, 2021
[7]	Class R6 shares commenced investment operations on March 1, 2022
[8]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2025

Notes to Financial Statements (unaudited)

1.       ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers the following funds (individually, a “Fund,” collectively, the “Funds”), with the share classes listed:

Fund	Share Class(es) Offered
Conservative Allocation[1]	Class A
Moderate Allocation[1]	Class A
Aggressive Allocation[1]	Class A
Diversified Income[1]	Class A
Tax-Free National	Class Y
High Quality Bond	Class Y, Class I
Core Bond	Class A, Class Y, Class I, Class R6
Covered Call & Equity Income	Class A, Class Y, Class I, Class R6
Dividend Income	Class A, Class Y, Class I, Class R6
Large Cap[2]	Class A, Class Y, Class I, Class R6
Mid Cap	Class A, Class Y, Class I, Class R6
Small Cap	Class A, Class Y, Class I, Class R6

[1]	The Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds are collectively referred to herein as the “Allocation Funds”.

[2]	Prior to February 28, 2025 Madison Large Cap Fund was known as Madison Investors Fund.

Each Class of shares represents an interest in the net assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each Class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses; is subject to its own sales charge, if any; and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that Class or other Class-specific matters.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”), the Funds’ investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies (ASC 946).

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and Exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the last available bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services approved by the Trust may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair market value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a Fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and a time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of the Trust’s Investment Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Investment Adviser, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and peers to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the Fund's ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

Foreign Currency Transactions: The Funds’ books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund, Tax-Free National Fund, may invest in foreign currency transactions. Such funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”. For the period ended, April 30, 2025, none of the Funds had entered into foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund, except the Tax-Free National Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period April 30, 2025, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Funds’ custodian in an amount equal to the value of the Funds’ total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Funds’ commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. As of April 30, 2025, there were no illiquid securities held in the Funds.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the Funds’ commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2025, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2025, in valuing the Funds’ investments carried at fair value (please see the portfolio of Investmets for each fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 4/30/25
Conservative Allocation
Exchange Traded Funds	$19,085,915	$–	$–	$19,085,915
Investment Companies	20,030,815	–	–	20,030,815
Short-Term Investments	2,004,299	–	–	2,004,299
	41,121,029	–	–	41,121,029
Moderate Allocation
Exchange Traded Funds	50,318,054	–	–	50,318,054
Investment Companies	34,795,274	–	–	34,795,274
Short-Term Investments	11,219,424	–	–	11,219,424
	96,332,752	–	–	96,332,752
Aggressive Allocation
Exchange Traded Funds	34,063,192	–	–	34,063,192
Investment Companies	16,067,153	–	–	16,067,153
Short-Term Investments	6,552,968	–	–	6,552,968
	56,683,313	–	–	56,683,313
Diversified Income
Collateralized Mortgage Obligations	–	169	–	169
Commercial Mortgage-Backed Securities	–	–	–	–
Exchange Traded Funds	126,264,654	–	–	126,264,654
Mortgage Backed Securities	–	6,618	–	6,618
Short-Term Investments	943,526	–	–	943,526
	127,208,180	6,787	–	127,214,967
Tax-Free National
Municipal Bonds	–	18,790,709	–	18,790,709
	–	18,790,709	–	18,790,709
High Quality Bond
Corporate Notes and Bonds	–	21,100,013	–	21,100,013
Foreign Corporate Bonds	–	739,658	–	739,658
U.S. Government and Agency Obligations	–	35,235,139	–	35,235,139
Short-Term Investments	1,268,591	–	–	1,268,591
	1,268,591	57,074,810	–	58,343,401
Core Bond
Asset Backed Securities	–	5,203,666	–	5,203,666
Collateralized Mortgage Obligations	–	12,114,818	–	12,114,818
Commercial Mortgage-Backed Securities	–	3,295,205	–	3,295,205
Corporate Notes and Bonds	–	51,839,234	–	51,839,234
Foreign Corporate Bonds	–	5,208,473	–	5,208,473
Mortgage Backed Securities	–	69,999,056	–	69,999,056
U.S. Government and Agency Obligations	–	49,772,051	–	49,772,051
Short-Term Investments	3,552,713	–	–	3,552,713
	3,552,713	197,432,503	–	200,985,216
Covered Call & Equity Income
Assets:
Common Stocks	164,185,052	–	–	164,185,052
Short-Term Investments	31,086,432	–	–	31,086,432
	195,271,484	–	–	195,271,484
Liabilities:
Options	(2,007,265)	–	–	(2,007,265)
	(2,007,265)	–	–	(2,007,265)

Madison Funds | April 30, 2025

Notes to Financial Statements – continued

Fund[1]	Level 1	Level 2	Level 3	Value at 4/30/25
Dividend Income
Common Stocks	$115,263,414	$–	$–	$115,263,414
Short-Term Investments	2,437,701	–	–	2,437,701
	117,701,115	–	–	117,701,115
Large Cap
Common Stocks	397,007,503	–	–	397,007,503
Short-Term Investments	4,425,934	–	–	4,425,934
	401,433,437	–	–	401,433,437
Mid Cap
Common Stocks	1,994,985,007	–	–	1,994,985,007
Short-Term Investments	79,420,791	–	–	79,420,791
	2,074,405,798	–	–	2,074,405,798
Small Cap
Common Stocks	151,996,849	–	–	151,996,849
Short-Term Investments	10,265,058	–	–	10,265,058
	162,261,907	–	–	162,261,907

[1]	See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a Fund’s financial position, and results of operations. As of April 30, 2025 the Covered Call & Equity Income Fund has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of April 30, 2025.

	Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options Purchased	$–	Options Written	$2,007,265

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended April 30, 2025.

Fund	Underlying Risk	Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Covered Call & Equity Income	Equity	Option Written	$4,916,098	$969,104
Total			4,916,098	969,104

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2025.

	Options Purchased Contracts[1]	Options Written Contracts[1]
[1]Number of Contracts	-	(18,616)

There is no impact on the financial statement of the other funds as they did not hold derivative investments during the period ended April 30, 2025.

5. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of April 30, 2025:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.25%	Core Bond[1]	0.39%
Moderate Allocation	0.20%	Covered Call & Equity Income	0.85%
Aggressive Allocation	0.20%	Dividend Income[1]	0.70%
Diversified Income[1]	0.20%	Large Cap[1]	0.70%
Tax-Free National	0.40%	Mid Cap[1]	0.75%
High Quality Bond	0.30%	Small Cap[1]	0.89%

[1]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

Administrative Services Agreement. In addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from each Fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, the Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund.

During the period April 30, 2025, the Funds and their respective share classes were charged the following fees under the Administrative Services Agreement:

Fund	Class A	Class Y	Class I	Class R6
Conservative Allocation	0.25%	N/A	N/A	N/A
Moderate Allocation	0.25%	N/A	N/A	N/A
Aggressive Allocation	0.25%	N/A	N/A	N/A
Diversified Income	0.20%	N/A	N/A	N/A
Tax-Free National	N/A	0.35%	N/A	N/A
High Quality Bond	N/A	0.19%	0.10%	N/A
Core Bond	0.20%	0.20%	0.10%	0.02%
Covered Call & Equity	0.15%	0.15%	0.10%	0.02%
Dividend Income	0.20%	0.20%	0.10%	0.02%
Large Cap	0.20%	0.20%	0.10%	0.02%
Mid Cap	0.40%	0.20%	0.10%	0.02%
Small Cap	0.20%	0.20%	0.10%	0.02%

Expenses that are not included under this fee agreement are paid directly by the Funds. See “Other Expenses”.

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of Fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A of each of the Funds. Under the terms of these plans, each Fund pays MFD Distributor, LLC ("MFD") a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that Fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the Funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance, as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period ended April 30, 2025, were as follows:

	Amount Collected	Amount Retained
Fund	Class A	Class A
Conservative Allocation	$7,365	$971
Moderate Allocation	22,703	2,826
Aggressive Allocation	15,862	1,972
Core Bond	2,635	349
Diversified Income	21,028	2,536
Dividend Income	11,641	1,509
Covered Call & Equity Income	6,983	831
Large Cap	23,347	3,154
Mid Cap	43,735	5,423
Small Cap	1,241	152

Other Expenses: The Funds are responsible for paying: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with Fund transactions, interest or fees in connection with Fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, if any (iii) acquired Fund fees, if any, (iv) any extraordinary or nonrecurring expenses (such as overdraft fees or expenses relating to any temporary line of credit the Funds maintain for emergency or extraordinary purposes), and (v) Independent Trustee compensation.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated from the Funds.

6. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, Tax-Free National, Core Bond and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap, Mid Cap, and Small Cap Funds declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

7. SECURITIES TRANSACTIONS

For the period ended April 30, 2025, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$9,262,343	$12,101,426
Moderate Allocation	–	–	24,362,506	28,996,261
Aggressive Allocation	–	–	16,357,186	17,766,317
Diversified Income	–	50	28,908,782	32,958,065
Tax-Free National	–	–	2,958,064	1,006,375
High Quality Bond	4,489,877	8,540,595	6,164,292	6,493,885
Core Bond	21,154,251	13,826,571	7,367,760	2,909,325
Covered Call & Equity Income	–	–	56,083,323	59,450,539
Dividend Income	–	–	10,236,804	35,731,020
Large Cap	–	–	34,648,857	37,455,358
Mid Cap	–	–	486,635,025	170,280,827
Small Cap	–	–	35,916,344	44,881,726

8. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

9. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund (for purposes of this Note, the "Fund"), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

During the period ended April 30, 2025, the Fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

During the period ended April 30, 2025, the Fund did not enter into any options on futures contracts.

10. FOREIGN SECURITIES

Each Fund, other than the Tax-Free Virginia and Tax-Free National Funds may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. SECURITIES LENDING

The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of April 30, 2025, the aggregate fair value of securities on loan for the Trustwas $17,644,146. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in US treasuries or other US government securities. See below for fair value on loan and collateral breakout for each Fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral[1]	Non-Cash Collateral[1]
Conservative Allocation	$1,818,434	$1,370,796	$501,631
Moderate Allocation	9,268,719	9,515,218	–
Aggressive Allocation	5,394,508	5,521,766	–
Diversified Income	2,033	2,075	–
High Quality Bond	915,270	932,225	–
Core Bond	245,182	250,513	–

[1]	Collateral Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2025
	Overnight and		Between 30 & 90
	Continuous	<30 days	days	>90 Days	Total
Securities Lending Transactions[1]
Conservative Allocation Fund
Common Stocks	$1,370,796	$–	$–	$–	$1,370,796
Total Borrowings	$1,370,796	$–	$–	$–	$1,370,796
Gross amount of recognized liabilities for securities lending transactions					$1,370,796
Moderate Allocation Fund
Common Stocks	$9,515,218	$–	$–	$–	$9,515,218
Total Borrowings	$9,515,218	$–	$–	$–	$9,515,218
Gross amount of recognized liabilities for securities lending transactions					$9,515,218
Aggressive Allocation Fund
Common Stocks	$5,521,766	$–	$–	$–	$5,521,766
Total Borrowings	$5,521,766	$–	$–	$–	$5,521,766
Gross amount of recognized liabilities for securities lending transactions					$5,521,766

Madison Funds | April 30, 2025

Notes to Financial Statements – continued

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2025
	Overnight and		Between 30 & 90
	Continuous	<30 days	days	>90 Days	Total
Diversified Income Fund
Common Stocks	$2,075	$–	$–	$–	$2,075
Total Borrowings	$2,075	$–	$–	$–	$2,075
Gross amount of recognized liabilities for securities lending transactions					$2,075
High Quality Bond Fund
Common Stocks	$932,225	$–	$–	$–	$932,225
Total Borrowings	$932,225	$–	$–	$–	$932,225
Gross amount of recognized liabilities for securities lending transactions					$932,225
Core Bond Fund
Common Stocks	$250,513	$–	$–	$–	$250,513
Total Borrowings	$250,513	$–	$–	$–	$250,513
Gross amount of recognized liabilities for securities lending transactions					$250,513

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

12. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2025. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2021 through October 31, 2024.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of October 31, 2024, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No-Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$2,271,405	–
Tax-Free National	–	45,625
High Quality Bond	339,111	4,779,280
Core Bond	580,526	12,131,712
Dividend Income	118,226	–

As of April 30, 2025, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$1,209,424	$(2,255,119)	$(1,045,695)
Moderate Allocation	6,614,677	(3,224,292)	3,390,385
Aggressive Allocation	5,617,198	(1,476,182)	4,141,016
Diversified Income	2,948,580	(3,539,074)	(590,494)
Tax-Free National	36,562	(665,160)	(628,598)
High Quality Bond	618,610	(476,464)	142,146
Core Bond	1,240,240	(10,837,875)	(9,597,635)
Covered Call & Equity Income	1,404,984	(50,078,708)	(48,673,724)
Dividend Income	26,650,965	(2,663,869)	23,987,096
Large Cap	173,906,818	(5,177,244)	168,729,574
Mid Cap	435,099,221	(91,319,363)	343,779,858
Small Cap	36,014,381	(12,893,115)	23,121,266

13. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a Fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks”. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Funds | April 30, 2025

Notes to Financial Statements - continued

14. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at April 30, 2025, are owned by separate investment accounts and/or pension plans of TruStage.

The Allocation Funds invest in Underlying Funds, including the Madison Funds (the "Affiliated Underlying Funds"), which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies. Madison Funds’ historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. (the "Affiliated Issuers"). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2025 follows:

Fund/Underlying Fund	Beginning value as of 10/31/2024	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 4/30/2025	Shares	Dividend Income	Distributions Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class R6	$16,747,681	$–	$–	$–	$93,877	$16,841,558	1,877,543	$–	$320,782
Madison Large Cap Fund Class R6	3,022,004	647,654	(200,285)	(143)	(279,973)	3,189,257	112,734	172,177	25,476

Totals	$19,769,685	$647,654	$(200,285)	$(143)	$(186,096)	20,030,815		$172,177	$346,258

Moderate Allocation Fund
Madison Core Bond Fund Class R6	23,353,112	–	–	–	130,903	23,484,015	2,618,062	–	447,301
Madison Large Cap Fund Class R6	11,588,254	1,293,419	(650,928)	1,161	(920,647)	11,311,259	399,832	604,041	89,378
Totals	$34,941,366	$1,293,419	$(650,928)	$1,161	$(789,744)	34,795,274		$604,041	$536,679

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	7,101,233	336,906	–	–	42,739	7,480,878	833,989	–	142,082
Madison Large Cap Fund Class R6	8,705,111	855,696	(275,393)	(187)	(698,952)	8,586,275	303,509	462,292	68,404
Totals	$15,806,344	$1,192,602	$(275,393)	$(187)	$(656,213)	16,067,153		$462,292	$210,486

Diversified Income Fund
Madison Aggregate Bond ETF	$23,903,730	–	(1,518,896)	5,583	(31,487)	22,358,930	1,100,000	32,759	566,835
Madison Covered Call ETF	30,897,224	–	(8,209,471)	(751,728)	(2,064,712)	19,871,313	1,155,000	657,324	376,500
Madison Dividend Value ETF	24,090,000	–	–	–	(877,140)	23,212,860	1,100,000	–	253,763
Madison Short Term Strategic Income ETF	29,390,981	–	(511,549)	9,861	129,672	29,018,965	1,412,500	–	768,962

Totals	$108,281,935	$–	$(10,239,916)	$(736,284)	$(2,843,667)	94,462,068		$690,083	$1,966,060

[1]	Distributions received include distributions from capital gains from the Underlying Funds.

15. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The registrant discloses remuneration paid to directors, officers, and others as part of the financial statements included in item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no investment advisory contracts for the registrant’s board of directors to approve during the Fund’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant does not normally hold shareholder meetings. There have been no changes to the registrant's procedures during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

The registrant did not require an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1.

Item 19. Exhibits.

(a)	(1) Code of ethics – See Item 2.

(2) Not applicable.

(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(4) Not applicable.

(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steve J. Fredricks

Steve J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: June 26, 2025

/s/ Greg D. Hoppe

Greg D. Hoppe, Principal Financial Officer & Principal Accounting Officer

Date: June 26, 2025